UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Annual Report

August 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Fidelity Arizona Municipal Income Fund	.55%
Actual		$ 1,000.00	$ 1,056.70	$ 2.85
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80
Fidelity Arizona Municipal Money Market Fund	.52%
Actual		$ 1,000.00	$ 1,000.50	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Arizona Municipal Income Fund	5.15%	3.44%	4.93%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Arizona Municipal Income Fund on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a slow start, municipal bonds turned in solid gains during the 12-month period ending August 31, 2009. At the outset, munis were under pressure amid heavy selling by leveraged investors and others who sought the relative safety of U.S. Treasuries. Further rattling the muni market were the credit downgrade of bond insurers and heavy new issuance from state and local governments looking to refinance their debt. More recently, munis began to recover due largely to increasingly favorable supply and demand conditions. Supply pressures eased with the introduction of "Build America Bonds" which, in many cases, afforded tax-exempt issuers cheaper financing in the taxable market than was available in the muni market. At the same time, demand for munis firmed as the doom and gloom surrounding the financial system began to moderate. As technical market factors improved, investors gravitated toward the attractive valuations offered by tax-free bonds even as muni issuers continued to grapple with the fundamental challenges of dwindling revenues and rising costs. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 45,000 investment-grade, fixed-rate tax-exempt bonds - rose 5.67%. By comparison, the overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 7.94%.

Comments from Christine Thompson, Portfolio Manager of Fidelity® Arizona Municipal Income Fund: For the year, the fund returned 5.15% and the Barclays Capital Arizona 4+ Year Enhanced Municipal Bond Index returned 6.60%. The bulk of the fund's underperformance occurred during the first half, when its significant underweighting in prerefunded and escrowed bonds worked against it. Amid faltering global financial markets and weakening economic conditions, these bonds - which are backed by U.S. government securities - were in strong demand from investors seeking high-quality investments. An underweighting in housing bonds also detracted because they rebounded strongly in 2009. In contrast, the fund benefited from its overweighing in high-quality health care bonds which, like housing bonds, rallied back from depressed levels. My decision to overweight essential-service bonds - particularly those issued by utilities - also worked to our advantage as strong investor demand aided their performance. An overweighting to higher-education bonds was another plus. They fared well due to favorable fundamentals stemming from robust student demand for higher-education, as well as strong investor interest in higher-quality bonds overall. Yield-curve positioning did not have a meaningful impact on performance overall.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	21.8	19.0
Special Tax	18.6	19.8
Water & Sewer	17.5	18.8
Electric Utilities	13.1	9.6
Health Care	10.0	10.4
Weighted Average Maturity as of August 31, 2009
		6 months ago
Years	8.8	11.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	8.5	8.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
AAA 3.0%	AAA 0.0%
AA,A 74.9%	AA,A 75.1%
BBB 17.7%	BBB 19.8%
BB and Below 0.9%	BB and Below 1.2%
Not Rated 1.3%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Fidelity Arizona Municipal Income Fund

Investments August 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Arizona - 91.7%
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	$ 1,140,000	$ 1,237,595
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,048,300
Arizona Ctfs. of Prtn. Series A, 5% 9/1/20 (FSA Insured)	1,640,000	1,719,770
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,331,686
5% 7/1/32	470,000	456,878
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,006,640
Series 2007 B, 1.21% 1/1/37 (b)	1,000,000	620,390
Series 2008 A, 5.25% 1/1/31	1,000,000	968,810
Series 2008 D, 6% 1/1/27	1,000,000	1,037,690
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2008, 5.75% 9/1/22	1,000,000	1,094,720
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,059,940
Arizona School Facilities Board Rev. Series 2005, 5% 7/1/13	1,225,000	1,379,509
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,264,206
Arizona State Univ. Nanotechnology LLC Lease Rev. Series 2009 A, 5% 3/1/34 (Assured Guaranty Corp. Insured)	1,000,000	984,720
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	1,000,000	1,029,970
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series 1999 B1, 6.15% 5/1/29 (c)	500,000	496,570
Arizona Trans. Board Hwy. Rev. Series 2008 A, 5% 7/1/33	2,000,000	2,051,540
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A, 5% 10/1/29	1,000,000	1,066,840
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	518,015
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2005, 4.375%, tender 12/1/10 (b)(c)	1,000,000	1,024,400
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,243,256
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	942,458
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,020,162
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	$ 1,750,000	$ 1,308,545
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. Series 2004, 4.9% 4/1/19	1,025,000	1,017,999
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,041,590
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,042,101
Series 2005, 5% 12/1/35	1,000,000	863,840
Series 2007, 5% 12/1/27	1,000,000	912,680
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	3,000,000	3,113,370
7% 7/1/33	1,000,000	1,071,260
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,678,497
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,069,850
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,761,734
Maricopa County Cmnty. College District Series 2004, 5% 7/1/12	2,000,000	2,208,300
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 1998 A, 5% 7/1/16	545,000	547,774
Series 2007 A, 5% 7/1/16	1,000,000	1,037,380
Series 2009 A, 6% 7/1/39	1,000,000	1,013,230
Series A, 5.25% 7/1/32	1,000,000	947,390
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	975,870
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,015,050
Maricopa County Unified School District #48 Scottsdale 5% 7/1/22	1,000,000	1,129,580
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,063,130
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	998,410
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,087,130
5% 7/1/24 (FGIC Insured)	3,000,000	3,167,490
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Navajo County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	$ 2,000,000	$ 2,026,440
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,225,000	1,232,571
Northern Arizona Univ. Revs. 5% 6/1/21 (AMBAC Insured)	1,085,000	1,158,075
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	1,017,070
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,100,000	1,064,063
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	2,000,000	1,580,920
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	597,053
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,034,650
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,339,313
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) Series 2004, 5% 7/1/20	1,000,000	1,052,420
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004:
5% 7/1/24	1,750,000	1,822,923
5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	788,172
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,094,720
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,187,540
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,582,095
Series 2005:
4.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	615,000	624,975
5% 7/1/20	5,000,000	5,351,250
5% 7/1/29	1,750,000	1,798,825
Series 2009 A, 5% 7/1/39	2,000,000	2,056,180
Phoenix Gen. Oblig. Series 2002 B, 5.375% 7/1/20	1,060,000	1,142,362
Phoenix Street & Hwy. User Rev. Series 1992, 6.25% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,002
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	$ 735,000	$ 791,103
Series A, 5% 7/1/21 (AMBAC Insured)	935,000	998,552
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,052,840
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,072,170
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.):
Series 2006 A, 5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	977,240
Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,287,060
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2007 A:
5% 7/1/19 (FGIC Insured)	1,000,000	1,063,130
5% 7/1/20 (FGIC Insured)	1,000,000	1,056,940
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	903,688
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,202,186
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2002 B:
5% 1/1/20	1,500,000	1,563,795
5% 1/1/21	290,000	301,319
5% 1/1/31	1,995,000	2,021,075
Series 2005 A, 5% 1/1/35	3,000,000	3,042,030
Series 2006 A, 5% 1/1/37	3,690,000	3,741,697
Series 2008 A:
5% 1/1/24	1,000,000	1,070,910
5% 1/1/38	5,400,000	5,555,247
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	2,775,600
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/23	355,000	334,804
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,124,970
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,273,064
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Sedona Excise Tax Rev.: - continued
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,048,290
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,519,712
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	185,000	185,518
Tucson Ctfs. of Prtn. Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,082,650
Tucson Gen. Oblig. Series 2005:
5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250,000	3,618,940
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295,000	3,593,263
Tucson Street & Hwy. User Rev. Series 1994 B, 7.5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,123,585
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,317,035
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2004:
5.25% 7/1/11	210,000	216,705
5.25% 7/1/15	1,000,000	1,018,690
Series 2005, 5% 7/1/16	1,735,000	1,746,972
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	300,585
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,078,251
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	360,000	398,146
Series 2008 A, 5% 6/1/22	1,315,000	1,438,557
Series 2009 A, 5% 6/1/39	1,000,000	1,010,690
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4%, tender 6/1/10 (b)(c)	1,000,000	1,000,970
		142,155,863
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	500,000	514,035
Puerto Rico - 4.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	685,650
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	698,894
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/17	1,000,000	998,010
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18	$ 700,000	$ 716,156
Series 2003 A, 5.25% 7/1/14	275,000	283,624
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	1,000,000	993,910
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000,000	1,048,080
Series 2006 C, 5.25% 1/1/15 (c)	500,000	512,320
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	315,000	323,628
Series M2, 5.75%, tender 7/1/17 (b)	200,000	209,076
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	1,000,000	140,740
Series 2009 A, 6% 8/1/42	1,000,000	1,045,530
		7,655,618
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	500,000	419,365
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007 A, 5% 7/1/27	1,000,000	880,380
		1,299,745
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $153,081,237)	151,625,261
NET OTHER ASSETS - 2.2%	3,427,341
NET ASSETS - 100%	$ 155,052,602
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	21.8%
Special Tax	18.6%
Water & Sewer	17.5%
Electric Utilities	13.1%
Health Care	10.0%
Education	9.4%
Others* (individually less than 5%)	9.6%
100.0%
*Includes net other assets
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $397,926 all of which will expire on August 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $153,081,237)		$ 151,625,261
Cash		1,857,613
Receivable for fund shares sold		361,866
Interest receivable		1,497,351
Other receivables		727
Total assets		155,342,818

Liabilities
Payable for fund shares redeemed	$ 19,674
Distributions payable	201,148
Accrued management fee	69,394
Total liabilities		290,216

Net Assets		$ 155,052,602
Net Assets consist of:
Paid in capital		$ 157,019,074
Undistributed net investment income		26,262
Accumulated undistributed net realized gain (loss) on investments		(536,758)
Net unrealized appreciation (depreciation) on investments		(1,455,976)
Net Assets, for 13,941,325 shares outstanding		$ 155,052,602
Net Asset Value, offering price and redemption price per share ($155,052,602 ÷ 13,941,325 shares)		$ 11.12

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2009

Investment Income
Interest		$ 6,032,350

Expenses
Management fee	$ 733,895
Independent trustees' compensation	478
Miscellaneous	610
Total expenses before reductions	734,983
Expense reductions	(5,469)	729,514
Net investment income		5,302,836
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(555,098)
Futures contracts	16,972
Total net realized gain (loss)		(538,126)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,111,281
Futures contracts	1,882
Total change in net unrealized appreciation (depreciation)		1,113,163
Net gain (loss)		575,037
Net increase (decrease) in net assets resulting from operations		$ 5,877,873

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,302,836	$ 5,236,715
Net realized gain (loss)	(538,126)	609,727
Change in net unrealized appreciation (depreciation)	1,113,163	(1,573,948)
Net increase (decrease) in net assets resulting from operations	5,877,873	4,272,494
Distributions to shareholders from net investment income	(5,294,897)	(5,232,213)
Distributions to shareholders from net realized gain	(409,050)	(430,807)
Total distributions	(5,703,947)	(5,663,020)
Share transactions Proceeds from sales of shares	65,045,430	61,377,221
Reinvestment of distributions	3,572,863	3,199,620
Cost of shares redeemed	(57,178,441)	(48,884,583)
Net increase (decrease) in net assets resulting from share transactions	11,439,852	15,692,258
Redemption fees	7,310	4,725
Total increase (decrease) in net assets	11,621,088	14,306,457

Net Assets
Beginning of period	143,431,514	129,125,057
End of period (including undistributed net investment income of $26,262 and undistributed net investment income of $22,146, respectively)	$ 155,052,602	$ 143,431,514
Other Information Shares
Sold	6,083,801	5,515,446
Issued in reinvestment of distributions	336,051	288,119
Redeemed	(5,472,354)	(4,409,450)
Net increase (decrease)	947,498	1,394,115

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.13	$ 11.39	$ 11.59	$ 11.56
Income from Investment Operations
Net investment income B	.425	.419	.418	.417	.417
Net realized and unrealized gain (loss)	.112	(.054)	(.205)	(.149)	.087
Total from investment operations	.537	.365	.213	.268	.504
Distributions from net investment income	(.425)	(.418)	(.418)	(.417)	(.419)
Distributions from net realized gain	(.033)	(.037)	(.055)	(.051)	(.055)
Total distributions	(.458)	(.455)	(.473)	(.468)	(.474)
Redemption fees added to paid in capital B	.001	- D	- D	- D	- D
Net asset value, end of period	$ 11.12	$ 11.04	$ 11.13	$ 11.39	$ 11.59
Total Return A	5.15%	3.33%	1.87%	2.41%	4.46%
Ratios to Average Net Assets C
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.52%	.48%	.50%	.50%
Net investment income	3.97%	3.76%	3.70%	3.69%	3.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,053	$ 143,432	$ 129,125	$ 107,024	$ 100,695
Portfolio turnover rate	19%	22%	15%	22%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/09	% of fund's investments 2/28/09	% of fund's investments 8/31/08
0 - 30	89.8	90.6	89.1
31 - 90	0.8	0.0	3.4
91 - 180	2.4	6.6	6.1
181 - 397	7.0	2.8	1.4
Weighted Average Maturity
	8/31/09	2/28/09	8/31/08
Fidelity Arizona Municipal Money Market Fund	30 Days	21 Days	20 Days
All Tax Free Money Market Funds Average*	32 Days	26 Days	31 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
Variable Rate Demand Notes (VRDNs) 81.7%	Variable Rate Demand Notes (VRDNs) 83.1%
Commercial Paper (including CP Mode) 3.9%	Commercial Paper (including CP Mode) 0.0%
Tender Bonds 0.0%	Tender Bonds 1.0%
Municipal Notes 0.0%	Municipal Notes 0.5%
Fidelity Municipal Cash Central Fund 2.0%	Fidelity Municipal Cash Central Fund 7.3%
Other Investments 11.3%	Other Investments 8.8%
Net Other Assets 1.1%	Net Other Assets** (0.7)%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	8/31/09	6/1/09	3/2/09	12/1/08	9/1/08
Fidelity Arizona Municipal Money Market Fund	.01%	.19%	.24%	.54%	1.44%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investments August 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 98.9%
	Principal Amount	Value
Arizona - 91.5%
Arizona Board of Regents Arizona State Univ. Rev. Bonds (Tempe Campus Projs.) Series 2009 A, 4% 7/1/10	$ 2,185,000	$ 2,248,458
Arizona Ctfs. of Prtn. Bonds Series 2002 B, 5% 9/1/09	4,300,000	4,300,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.23%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	13,800,000	13,800,000
Series 2008 C, 0.28%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	5,510,000	5,510,000
Series 2008 E, 0.9%, LOC Landesbank Baden-Wuert, VRDN (a)	19,000,000	19,000,000
(Catholic Healthcare West Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (a)	4,900,000	4,900,000
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	3,150,000	3,150,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.39%, LOC Fannie Mae, VRDN (a)(c)	3,645,000	3,645,000
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/10	3,500,000	3,631,627
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2009, 3% 7/1/10	2,000,000	2,042,696
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.4% (Liquidity Facility Deutsche Postbank AG) (a)(e)	4,000,000	4,000,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Bonds (Wtr. Quality Proj.) Series 2009 A, 2% 10/1/09	3,000,000	3,004,008
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.55%, LOC Bank of America NA, VRDN (a)(c)	2,125,000	2,125,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 0.18%, LOC KBC Bank NV, VRDN (a)(c)	32,590,000	32,590,001
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	7,600,000	7,600,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.4%, LOC Fannie Mae, VRDN (a)(c)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.38%, LOC Fannie Mae, VRDN (a)(c)	5,000,000	5,000,000
(San Angelin Apts. Proj.) Series 2004, 0.35%, LOC Fannie Mae, VRDN (a)(c)	3,100,000	3,100,000
(San Lucas Apts. Proj.) Series 2003, 0.36%, LOC Fannie Mae, VRDN (a)(c)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 0.36%, LOC Fannie Mae, VRDN (a)(c)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Miguel Apts. Proj.) Series 2003, 0.35%, LOC Fannie Mae, VRDN (a)(c)	$ 1,300,000	$ 1,300,000
(San Remo Apts. Proj.) Series 2002, 0.36%, LOC Fannie Mae, VRDN (a)(c)	10,800,000	10,800,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.52%, LOC Freddie Mac, VRDN (a)(c)	3,500,000	3,500,000
(Village Square Apts. Proj.) Series 2004, 0.39%, LOC Fannie Mae, VRDN (a)(c)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.62%, LOC U.S. Bank NA, Minnesota, VRDN (a)(c)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,300,000	3,300,000
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series D, 5% 7/1/10 (c)	2,780,000	2,874,101
Phoenix Civic Impt. Corp. Series 2009, 0.4% 9/4/09, LOC Bank of America NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Bonds Series 2005, 5% 7/1/10	4,000,000	4,150,663
Participating VRDN:
Series EGL 7050056 Class A, 0.39% (Liquidity Facility Citibank NA) (a)(e)	4,100,000	4,100,000
Series Putters 3458, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,000,000	7,000,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,205,000	5,205,000
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) Series 2006, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	200,000	200,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Paradise Lakes Apt. Proj.):
Series 2007 A, 0.24%, LOC Wachovia Bank NA, VRDN (a)	5,575,000	5,575,000
Series 2007 B, 0.34%, LOC Wachovia Bank NA, VRDN (a)(c)	18,800,000	18,800,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.39%, LOC Bank of America NA, VRDN (a)(c)	1,400,000	1,400,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Independent Newspaper, Inc. Proj.) Series 2000, 0.63%, LOC Wachovia Bank NA, VRDN (a)(c)	$ 885,000	$ 885,000
(Phoenix Expansion Proj.) Series 2002, 1.42%, LOC JPMorgan Chase Bank, VRDN (a)(c)	2,105,000	2,105,000
(Plastican Proj.) Series 1997, 0.55%, LOC Bank of America NA, VRDN (a)(c)	1,835,000	1,835,000
(Swift Aviation Svcs., Inc. Proj.) Series 2002, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (a)(c)	6,595,000	6,595,000
Pima County Ctfs. of Prtn. Bonds Series 2009, 3% 6/1/10	4,000,000	4,051,839
Pima County Gen. Oblig. Bonds Series 2009, 4% 7/1/10	4,000,000	4,116,212
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.4%, LOC Wells Fargo Bank NA, VRDN (a)	3,000,000	3,000,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 0.38%, LOC Fannie Mae, VRDN (a)(c)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	200,000	200,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 1993 A, 5.75% 1/1/10	2,150,000	2,186,979
Series 2002 C, 5% 1/1/10	4,475,000	4,533,480
Participating VRDN:
Series EGL 06 14 Class A, 0.29% (Liquidity Facility Citibank NA) (a)(e)	3,400,000	3,400,000
Series MS 3078, 0.36% (Liquidity Facility Morgan Stanley) (a)(e)	3,900,000	3,900,000
Series Putters 3242, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,700,000	1,700,000
Series Putters 3307, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,300,000	3,300,000
Series ROC II R 11712, 0.29% (Liquidity Facility Citibank NA) (a)(e)	3,635,000	3,635,000
Series WF 09 40C, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,900,000	3,900,000
Series B, 0.33% 9/1/09, CP	3,900,000	3,900,000
Series C, 0.28% 9/2/09, CP	3,900,000	3,900,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,800,000	3,800,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001 A, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	8,026,000	8,026,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.48%, LOC JPMorgan Chase Bank, VRDN (a)(c)	$ 4,000,000	$ 4,000,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.33%, LOC Bank of America NA, VRDN (a)	4,025,000	4,025,000
Tempe Transit Excise Tax Rev. Series 2006, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	25,475,000	25,475,000
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 1.05% tender 9/3/09, CP mode	3,500,000	3,500,000
Univ. of Arizona Univ. Revs. Bonds:
Series 1992 A, 6% 6/1/10	1,000,000	1,041,049
Series 2000 A, 5.8% 6/1/24 (Pre-Refunded to 12/1/09 @ 100) (d)	2,000,000	2,023,491
Series 2008 B, 4% 6/1/10	1,675,000	1,719,208
Yavapai County Indl. Dev. Auth.:
(Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.26%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)	4,000,000	4,000,000
(Yavapai Reg'l. Med. Ctr. Proj.) Series 2008A, 0.3%, LOC UBS AG, VRDN (a)	1,500,000	1,500,000
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.37%, LOC Bank of America NA, VRDN (a)(c)	10,000,000	10,000,000
		341,404,487
Kentucky - 0.6%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.45%, LOC Commerzbank AG, VRDN (a)(c)	400,000	400,000
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 4% (Deutsche Post AG Guaranteed), VRDN (a)(c)	1,700,000	1,700,000
		2,100,000
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 1.62%, LOC RBS Citizens NA, VRDN (a)	400,000	400,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C1, 0.8%, LOC Bayerische Landesbank, VRDN (a)(c)	300,000	300,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(c)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 1.3%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 1.78%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 1,585,000	$ 1,585,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
(Gloria Dei Proj.) Series 2006, 1.78%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,205,000	2,205,000
(Haverford School Proj.) Series 2008, 0.8%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,000,000	1,000,000
		4,790,000
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.45%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	3,900,000	3,900,000
Texas - 1.3%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Energy Co. Proj.) Series 2002 A, 0.32%, LOC Citibank NA, VRDN (a)(c)	3,700,000	3,700,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)	1,000,000	1,000,000
		4,700,000
Washington - 0.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
Port of Seattle Rev. Series 2005, 0.54%, LOC Fortis Banque SA, VRDN (a)(c)	300,000	300,000
		2,300,000
	Shares
Other - 2.0%
Fidelity Municipal Cash Central Fund, 0.27% (b)	7,681,000	7,681,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $368,975,487)		368,975,487
NET OTHER ASSETS - 1.1%		4,230,891
NET ASSETS - 100%		$ 373,206,378
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 125,412
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $361,294,487)	$ 361,294,487
Fidelity Central Funds (cost $7,681,000)	7,681,000
Total Investments (cost $368,975,487)		$ 368,975,487
Cash		53,703
Receivable for fund shares sold		7,237,190
Interest receivable		548,314
Distributions receivable from Fidelity Central Funds		3,332
Prepaid expenses		7,674
Other affiliated receivables		15,578
Other receivables		1,166
Total assets		376,842,444

Liabilities
Payable for fund shares redeemed	$ 3,479,658
Distributions payable	49
Accrued management fee	156,359
Total liabilities		3,636,066

Net Assets		$ 373,206,378
Net Assets consist of:
Paid in capital		$ 373,174,477
Accumulated undistributed net realized gain (loss) on investments		31,901
Net Assets, for 373,014,284 shares outstanding		$ 373,206,378
Net Asset Value, offering price and redemption price per share ($373,206,378 ÷ 373,014,284 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended August 31, 2009

Investment Income
Interest		$ 4,504,501
Income from Fidelity Central Funds		125,412
Total income		4,629,913

Expenses
Management fee	$ 1,992,298
Independent trustees' compensation	1,443
Money Market Guarantee Program fee	152,637
Total expenses before reductions	2,146,378
Expense reductions	(77,104)	2,069,274
Net investment income		2,560,639
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		17,595
Net increase in net assets resulting from operations		$ 2,578,234

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,560,639	$ 8,420,641
Net realized gain (loss)	17,595	36,814
Net increase in net assets resulting from operations	2,578,234	8,457,455
Distributions to shareholders from net investment income	(2,560,731)	(8,420,612)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,391,807,322	1,734,653,565
Reinvestment of distributions	2,508,619	8,269,007
Cost of shares redeemed	(1,414,170,262)	(1,690,764,616)
Net increase (decrease) in net assets and shares resulting from share transactions	(19,854,321)	52,157,956
Total increase (decrease) in net assets	(19,836,818)	52,194,799

Net Assets
Beginning of period	393,043,196	340,848,397
End of period	$ 373,206,378	$ 393,043,196

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.022	.032	.027	.016
Distributions from net investment income	(.006)	(.022)	(.032)	(.027)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.64%	2.25%	3.26%	2.78%	1.60%
Ratios to Average Net Assets B, C
Expenses before reductions	.54%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.53%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.52%	.41%	.38%	.37%	.43%
Net investment income	.64%	2.20%	3.22%	2.77%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 373,206	$ 393,043	$ 340,848	$ 267,738	$ 217,819

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. For the Income Fund, changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations,

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Arizona Municipal Income Fund	$ 153,054,010	$ 2,479,792	$ (3,908,541)	$ (1,428,749)
Fidelity Arizona Municipal Money Market Fund	368,975,487	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Arizona Municipal Income Fund	$ -	$ -	$ (397,926)
Fidelity Arizona Municipal Money Market Fund	31,901	-	-

The tax character of distributions paid was as follows:

August 31, 2009	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 5,294,897	$ 35,148	$ 373,902	$ 5,703,947
Fidelity Arizona Municipal Money Market Fund	2,560,731	-	-	2,560,731

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

August 31, 2008	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 5,232,213	$ 59,535	$ 371,272	$ 5,663,020
Fidelity Arizona Municipal Money Market Fund	8,420,612	-	-	8,420,612

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Income Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Income Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Income Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Income Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Income Fund:

Futures Contracts. The Income Fund use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include interest rate risk, and potential lack of liquidity

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

5. Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Income Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Income Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Fidelity Arizona Municipal Income Fund
Interest Rate Risk
Futures Contracts	$ 16,972	$ 1,882
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 16,972	$ 1,882

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $16,972 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $1,882 for futures contracts.

Annual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, for the Income Fund aggregated $33,912,052 and $24,192,926, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%	|
Fidelity Arizona Municipal Money Market Fund	.50%

8. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Arizona Municipal Income Fund	$ 610

During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market fund. The amount of the waiver is $34,041.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 5,469	|
Fidelity Arizona Municipal Money Market Fund	43,063

Annual Report

Notes to Financial Statements - continued

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Money Market Fund's cash position may be significant during the period.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2009 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 13, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as President, Money Market Group Leader of FMR (2009-present), and as Executive Vice President of Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Morrison served as Senior Vice President, Money Market Group of FMR (2004-2009), Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of each fund's income dividends were free from federal income tax, and 4.48% and 39.14% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Arizona Municipal Income Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	162,487,985.46	92.665
Withheld	12,862,487.54	7.335
TOTAL	175,350,473.00	100.000
Albert R. Gamper, Jr.
Affirmative	163,539,022.33	93.264
Withheld	11,811,450.67	6.736
TOTAL	175,350,473.00	100.000
Abigail P. Johnson
Affirmative	164,262,770.90	93.677
Withheld	11,087,702.10	6.323
TOTAL	175,350,473.00	100.000
Arthur E. Johnson
Affirmative	164,575,211.52	93.855
Withheld	10,775,261.48	6.145
TOTAL	175,350,473.00	100.000
Michael E. Kenneally
Affirmative	165,409,375.58	94.331
Withheld	9,941,097.42	5.669
TOTAL	175,350,473.00	100.000
James H. Keyes
Affirmative	163,983,805.62	93.518
Withheld	11,366,667.38	6.482
TOTAL	175,350,473.00	100.000
Marie L. Knowles
Affirmative	164,010,458.32	93.533
Withheld	11,340,014.68	6.467
TOTAL	175,350,473.00	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	163,068,307.02	92.996
Withheld	12,282,165.98	7.004
TOTAL	175,350,473.00	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	112,864,589.26	64.365
Against	31,554,524.02	17.995
Abstain	9,402,118.64	5.362
Broker Non-Votes	21,529,241.08	12.278
TOTAL	175,350,473.00	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Arizona Municipal Money Market Fund's shareholders was held on August 14, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	9,583,779,895.38	94.819
Withheld	523,686,003.43	5.181
TOTAL	10,107,465,898.81	100.000
Albert R. Gamper, Jr.
Affirmative	9,621,757,111.25	95.195
Withheld	485,708,787.56	4.805
TOTAL	10,107,465,898.81	100.000
Abigail P. Johnson
Affirmative	9,594,120,338.40	94.921
Withheld	513,345,560.41	5.079
TOTAL	10,107,465,898.81	100.000
Arthur E. Johnson
Affirmative	9,602,636,903.42	95.005
Withheld	504,828,995.39	4.995
TOTAL	10,107,465,898.81	100.000
Michael E. Kenneally
Affirmative	9,633,484,325.02	95.311
Withheld	473,981,573.79	4.689
TOTAL	10,107,465,898.81	100.000
James H. Keyes
Affirmative	9,624,861,882.96	95.225
Withheld	482,604,015.85	4.775
TOTAL	10,107,465,898.81	100.000
Marie L. Knowles
Affirmative	9,619,833,803.55	95.176
Withheld	487,632,095.26	4.824
TOTAL	10,107,465,898.81	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	9,594,952,614.12	94.929
Withheld	512,513,284.69	5.071
TOTAL	10,107,465,898.81	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

AZI/SPZ-UANN-1009
1.790910.106

Fidelity®

AMT Tax-Free Money

Fund

Annual Report

August 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.38%	$ 1,000.00	$ 1,001.20	$ 1.92
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.29	$ 1.94

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/09	% of fund's investments 2/28/09	% of fund's investments 8/31/08
0 - 30	81.4	74.7	81.3
31 - 90	4.1	6.7	6.1
91 - 180	5.6	8.5	3.5
181 - 397	8.9	10.1	9.1
Weighted Average Maturity
	8/31/09	2/28/09	8/31/08
Fidelity AMT Tax-Free Money Fund	42 Days	40 Days	43 Days
All Tax-Free Money Market Funds Average*	32 Days	26 Days	31 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
Variable Rate Demand Notes (VRDNs) 73.3%	Variable Rate Demand Notes (VRDNs) 62.6%
Commercial Paper (including CP Mode) 7.3%	Commercial Paper (including CP Mode) 13.8%
Tender Bonds 2.5%	Tender Bonds 1.0%
Municipal Notes 10.8%	Municipal Notes 13.6%
Fidelity Tax-Free Cash Central Fund 2.8%	Fidelity Tax-Free Cash Central Fund 2.4%
Other Investments 3.2%	Other Investments 4.0%
Net Other Assets 0.1%	Net Other Assets 2.6%

Current and Historical Seven-Day Yields

	8/31/09	6/1/09	3/2/09	12/1/08	9/1/08

Fidelity AMT Tax-Free Money Fund	0.06%	0.29%	0.44%	0.72%	1.56%

If Fidelity had not reimbursed certain fund expenses	.01%	.20%	.31%	.62%	1.47%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.35%, LOC Wachovia Bank NA, VRDN (a)	$ 12,800	$ 12,800
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.21%, LOC Wachovia Bank NA, VRDN (a)	3,875	3,875
		16,675
Alaska - 1.0%
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 A, 0.35%, VRDN (a)	21,000	21,000
Series 1994 B, 0.31%, VRDN (a)	4,100	4,100
		25,100
Arizona - 1.9%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.23%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	4,900	4,900
Series 2008 C, 0.28%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	2,910	2,910
Series 2008 E, 0.9%, LOC Landesbank Baden-Wuert, VRDN (a)	8,200	8,200
(Catholic Healthcare West Proj.) Series 2005 B, 0.27%, LOC Bank of America NA, VRDN (a)	3,780	3,780
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.28%, LOC Bank of America NA, VRDN (a)	4,150	4,150
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.24%, LOC Wachovia Bank NA, VRDN (a)	8,500	8,500
Pima County Ctfs. of Prtn. Bonds Series 2009, 3% 6/1/10	1,000	1,013
Pima County Indl. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BBT 08 09, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,000	7,000
Series Putters 3467, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,115	2,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series ROC II R 11712, 0.29% (Liquidity Facility Citibank NA) (a)(d)	$ 1,000	$ 1,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.33%, LOC Bank of America NA, VRDN (a)	3,500	3,500
		48,068
California - 5.9%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series EGL 07 0053, 0.29% (Liquidity Facility Citibank NA) (a)(d)	3,465	3,465
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 C11, 0.1%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	3,500	3,500
Series 2005 F2, 0.12%, LOC JPMorgan Chase Bank, LOC Societe Generale, VRDN (a)	25,000	25,000
California Econ. Recovery Series 2004 C11, 0.15%, LOC BNP Paribas SA, VRDN (a)	4,100	4,100
California Gen. Oblig.:
Series 2004 A6, 0.22%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	6,000	6,000
Series 2004 B1, 0.12%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,800	3,800
California Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences Proj.) Series 2008 C, 0.1%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	6,835	6,835
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series ROC II R 10397, 0.39% (Liquidity Facility Citibank NA) (a)(d)	3,980	3,980
Series 2008 B2, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,200	1,200
Series 2008 B3, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	5,400	5,400
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	31,100	31,534
Los Angeles Gen. Oblig. TRAN Series 2009:
2.5% 2/26/10	9,400	9,495
2.5% 4/28/10	13,600	13,782
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	6,100	6,179
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.29% (Liquidity Facility Citibank NA) (a)(d)	9,430	9,430
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Apt. Dev. Rev. (Larkspur Canyon Apts. Proj.) Series 1997 A, 0.25%, LOC Fannie Mae, VRDN (a)	$ 200	$ 200
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series ROC II R 11304, 0.39% (Liquidity Facility Citibank NA) (a)(d)	7,000	7,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series ROC II R 11251, 0.29% (Liquidity Facility Citibank NA) (a)(d)	2,385	2,385
Series ROC II R 12222, 0.29% (Liquidity Facility Citibank NA) (a)(d)	4,950	4,950
		148,235
Colorado - 1.8%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 0.82%, LOC JPMorgan Chase Bank, VRDN (a)	1,045	1,045
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	8,390	8,390
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,685	1,685
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series Putters 2999, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,245	6,245
(Catholic Health Initiatives Proj.) Series 2004 B:
0.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,600	2,600
0.26% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,600	3,600
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 07 0040, 0.39% (Liquidity Facility Citibank NA) (a)(d)	3,700	3,700
Colorado Springs Utils. Rev. Series 2000 A, 0.23%, VRDN (a)	7,525	7,525
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.3%, LOC Wachovia Bank NA, VRDN (a)	2,500	2,500
		45,290
Connecticut - 1.4%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
1.5% tender 9/17/09, CP mode	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999: - continued
1.6% tender 9/2/09, CP mode	$ 2,500	$ 2,500
Connecticut Gen. Oblig.:
BAN Series 2009 A, 2% 4/28/10	6,100	6,161
Series 2004 A, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,000	4,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.29% (Liquidity Facility Citibank NA) (a)(d)	4,300	4,300
(Trinity College Proj.) Series L, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	1,900	1,900
Connecticut Hsg. Fin. Auth. Series 2009 A1, 0.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,400	7,400
Danbury Gen. Oblig. BAN Series 2009, 2% 7/29/10	7,300	7,403
		34,664
Delaware - 0.2%
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.32%, LOC Wachovia Bank NA, VRDN (a)	5,000	5,000
District Of Columbia - 1.6%
District of Columbia Gen. Oblig.:
Series 2001 C, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	1,600	1,600
TRAN 2.5% 9/30/09	5,600	5,606
District of Columbia Rev.:
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.4% tender 9/9/09, LOC JPMorgan Chase Bank, CP mode	3,500	3,500
(Ctr. For Strategic & Int'l. Studies Proj.) Series 2008, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,730	6,730
(The AARP Foundation Proj.) Series 2004, 0.33%, LOC Bank of America NA, VRDN (a)	1,600	1,600
(The Phillips Collection Issue Proj.) Series 2003, 0.33%, LOC Bank of America NA, VRDN (a)	4,100	4,100
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2003, 0.33%, LOC Bank of America NA, VRDN (a)	$ 11,400	$ 11,400
(Georgetown Univ. Proj.) Series 2007 C2, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	1,700	1,700
		40,236
Florida - 9.6%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.48% tender 10/6/09, LOC Bank of America NA, CP mode	7,200	7,200
Series 2008 B, 0.5% tender 10/5/09, LOC Bank of America NA, CP mode	6,200	6,200
Broward County School District TAN Series 2008, 3.5% 9/30/09	10,500	10,514
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.37% (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,310	3,310
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/10	1,000	1,031
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.14%, LOC Bank of America NA, VRDN (a)	2,100	2,100
Highlands County Health Facilities Auth. Rev.:
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5%, tender 11/16/09 (a)	1,000	1,006
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2003 C, 0.25%, VRDN (a)	5,000	5,000
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	5,355	5,355
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 0.45% tender 10/8/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	15,000	15,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.3%, LOC Fannie Mae, VRDN (a)	2,650	2,650
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1992:
0.3% tender 9/10/09, CP mode	2,000	2,000
0.35% tender 9/8/09, CP mode	2,000	2,000
Lakeland Elec. & Wtr. Rev. Bonds Series 1996 B, 6.55% 10/1/09	4,000	4,017
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.2%, VRDN (a)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami Health Facilities Auth. Sys. Rev. (Catholic Health East Proj.) Series 2009, 0.25%, LOC Bank of New York, New York, VRDN (a)	$ 3,300	$ 3,300
Miami-Dade County School District RAN Series 2009, 1.5% 1/28/10	30,500	30,599
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.35%, LOC Bank of America NA, VRDN (a)	4,400	4,400
North Broward Hosp. District Rev. Series 2005 A, 0.28%, LOC Wachovia Bank NA, VRDN (a)	2,900	2,900
Orange County Health Facilities Auth. Rev. (Presbyterian Retirement Cmnty., Inc. Proj.) Series 2006 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	3,800	3,800
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.28% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (a)	11,100	11,100
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	16,700	16,700
(Hanley Ctr. Proj.) Series 2006, 0.33%, LOC Bank of America NA, VRDN (a)	7,455	7,455
(Morse Oblig. Group Proj.) Series 2003, 0.28%, LOC Commerce Bank NA, VRDN (a)	6,345	6,345
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.33%, LOC Bank of America NA, VRDN (a)	2,300	2,300
Palm Beach County School District:
RAN Series 2009, 0.85% 3/10/10	9,200	9,200
TAN Series 2008, 3.75% 9/23/09	23,300	23,323
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.33%, LOC Bank of America NA, VRDN (a)	5,100	5,100
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.):
Series 2009 A1, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,300	1,300
Series 2009 A3, 0.28%, LOC Wachovia Bank NA, VRDN (a)	1,000	1,000
(Suncoast Hospice Proj.) Series 2004, 0.28%, LOC Wachovia Bank NA, VRDN (a)	1,115	1,115
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2009 A, 0.2%, LOC Wachovia Bank NA, VRDN (a)	17,100	17,100
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.2%, VRDN (a)	1,600	1,600
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.) Series 2005 A1, 0.28%, LOC Wachovia Bank NA, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Saint Petersburg Health Facilities Auth. Rev.: - continued
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	$ 3,400	$ 3,400
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	12,465	12,465
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.3%, LOC Fannie Mae, VRDN (a)	1,050	1,050
		240,935
Georgia - 1.8%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.28%, LOC Wachovia Bank NA, VRDN (a)	4,700	4,700
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.33%, LOC Freddie Mac, VRDN (a)	5,225	5,225
Fulton County Dev. Auth. (Pace Academy, Inc. Proj.) Series 2008, 0.33%, LOC Bank of America NA, VRDN (a)	4,300	4,300
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 B, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	3,890	3,890
Series 2008 C, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	2,000	2,000
Series 2008 G, 0.8%, LOC Bayerische Landesbank, VRDN (a)	6,750	6,750
Series 2008 H, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	1,900	1,900
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	1,600	1,605
Series E, 3% 12/16/09	2,400	2,407
Georgia Road & Thruway Auth. Rev. Bonds Series 2009 A, 2.5% 6/1/10	2,000	2,029
Muni. Elec. Auth. of Georgia:
BAN (Plant Vogtle Additional Units Non-PPA Proj.) Series 2009 A, 1.25% 5/7/10	3,400	3,409
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia: - continued
Series 1985 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 5,200	$ 5,200
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.28%, LOC Fannie Mae, VRDN (a)	1,300	1,300
		44,715
Hawaii - 0.2%
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Illinois - 4.9%
Chicago Gen. Oblig. Bonds Series 2008, 0.7%, tender 10/7/09, LOC Harris NA (a)	2,200	2,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 2007, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	4,800	4,800
Series Putters 3448, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,810	2,810
Series ROC II R 11692, 0.29% (Liquidity Facility Citibank NA) (a)(d)	6,410	6,410
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	2,200	2,200
DuPage County Rev. (Morton Arboretum Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	10,500	10,500
Illinois Fin. Auth. Rev.:
Participating VRDN Series BBT 08 33, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,265	10,265
(Chicago Historical Society Proj.) Series 2006, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	2,100	2,100
(Chicago Symphony Orchestra Proj.) Series 2008, 0.55%, LOC RBS Citizens NA, VRDN (a)	8,000	8,000
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	19,200	19,200
(Clare Oaks Proj.) Series C, 0.28%, LOC Banco Santander SA, VRDN (a)	11,300	11,300
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	1,100	1,100
(OSF Healthcare Sys. Proj.) Series 2009 D, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Saint Xavier Univ. Proj.) Series 2008, 0.33%, LOC Bank of America NA, VRDN (a)	$ 5,000	$ 5,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 A1, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	3,200	3,200
Series 2009 A2, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	4,125	4,125
Series 2009 B1, 0.13%, LOC Bank of Montreal, VRDN (a)	1,000	1,000
Illinois Gen. Oblig. Bonds:
(Illinois FIRST Proj.) Series 2000, 5.5% 12/1/09	3,270	3,305
Series 2003 A, 5% 10/1/09	2,165	2,170
Illinois Reg'l. Trans. Auth. Participating VRDN Series GS 06 40TP, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(d)	9,455	9,455
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.35%, LOC Bank of America NA, VRDN (a)	7,180	7,180
		122,320
Indiana - 3.5%
Hammond Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 0.17% (BP PLC Guaranteed), VRDN (a)	7,350	7,350
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	5,200	5,200
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Series 2008 F, 0.23%, LOC Bank of New York, New York, VRDN (a)	7,140	7,140
Series 2008 G, 0.23%, LOC Bank of New York, New York, VRDN (a)	6,250	6,250
Series 2008 J, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	1,425	1,425
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Foundation of Northwest Indiana Proj.) Series 2008, 0.28%, LOC Harris NA, VRDN (a)	6,800	6,800
(Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	4,420	4,420
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 B, 0.32%, LOC Harris NA, VRDN (a)	21,000	21,000
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.) Series 2005 D, 0.23%, LOC Branch Banking & Trust Co., VRDN (a)	4,745	4,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.3%, LOC Royal Bank of Scotland PLC, VRDN (a)	$ 8,400	$ 8,400
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 0.33%, LOC Bank of America NA, VRDN (a)	5,540	5,540
		88,270
Iowa - 0.9%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.28%, VRDN (a)	15,000	15,000
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.23%, VRDN (a)	6,915	6,915
		21,915
Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B3, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	7,655	7,655
Louisiana - 0.3%
Louisiana Pub. Facilities Auth. Rev. (CommCare Corp. Proj.) Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	7,940	7,940
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 B, 0.4%, LOC KBC Bank NV, VRDN (a)	2,000	2,000
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,035	7,035
		9,035
Maryland - 3.1%
Baltimore County Econ. Dev. Rev.:
(Blue Circle, Inc. Proj.) Series 1992, 0.32%, LOC BNP Paribas SA, VRDN (a)	6,100	6,100
(The Bais Yaakov School for Girls Proj.) Series 2003, 0.33%, LOC Bank of America NA, VRDN (a)	1,065	1,065
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	8,435	8,435
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.) Series 2008 B, 0.14%, LOC Bank of America NA, VRDN (a)	2,600	2,600
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.28%, LOC Bank of America NA, VRDN (a)	19,900	19,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Howard County Gen. Hosp. Proj.) Series 2008, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 9,250	$ 9,250
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.32%, LOC Bank of America NA, VRDN (a)	3,500	3,500
Series 2007 D, 0.28%, LOC Wachovia Bank NA, VRDN (a)	3,100	3,100
(Univ. of Maryland Med. Sys. Proj.) Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (a)	18,250	18,250
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.33%, LOC Bank of America NA, VRDN (a)	2,330	2,330
Washington Suburban San. District Bonds (Sewage Disp. Proj.) Series 2005, 5% 6/1/10	2,000	2,067
		76,597
Massachusetts - 2.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,700	11,700
Massachusetts Gen. Oblig.:
Series 2001 B, 0.26% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,200	4,200
Series 2005 A, 0.32% (Liquidity Facility Citibank NA), VRDN (a)	18,740	18,740
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J1, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.25%, LOC Bank of America NA, VRDN (a)	2,000	2,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 1.2% tender 9/4/09, CP mode	1,000	1,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series BA 08 1082, 0.49% (Liquidity Facility Bank of America NA) (a)(d)	5,000	5,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.5% (Liquidity Facility Bayerische Landesbank), VRDN (a)	5,000	5,000
		49,640
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - 1.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 1.62%, LOC RBS Citizens NA, VRDN (a)	$ 9,900	$ 9,900
Michigan Bldg. Auth. Rev. Series 5, 0.55% 11/5/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	8,915	8,915
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2008 B4, 0.2%, VRDN (a)	3,000	3,000
(Henry Ford Health Sys. Proj.) Series 2006 C, 1.62%, LOC RBS Citizens NA, VRDN (a)	2,900	2,900
(McLaren Health Care Corp. Proj.):
Series 2008 B2, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Series 2008 B3, 0.24%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Michigan State Univ. Revs. 0.17% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,500	1,500
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Grand Rapids Art Museum Proj.) Series 2006 A, 0.33%, LOC Bank of America NA, VRDN (a)	3,600	3,600
(Van Andel Research Institute Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (a)	1,100	1,100
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 0.39%, LOC KBC Bank NV, VRDN (a)	4,300	4,300
		46,215
Minnesota - 0.6%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2008 D, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	2,500	2,500
Series 2008 E, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	2,500	2,500
Oak Park Heights Multi-Fam Rev. 0.32%, LOC Freddie Mac, VRDN (a)	3,350	3,350
St. Louis Park Gen. Oblig. Series 2008 A, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	7,245	7,245
		15,595
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.6%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.12%, VRDN (a)	$ 10,000	$ 10,000
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	5,200	5,200
		15,200
Missouri - 1.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	8,400	8,400
Cape Girardeau County Indl. Dev. Auth. (St. Francis Med. Ctr. Proj.) Series 2009 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	4,200	4,200
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 0.18%, VRDN (a)	2,400	2,400
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.27%, LOC Bank of America NA, VRDN (a)	21,205	21,205
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 2008 A2, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	2,700	2,700
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.33%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		43,905
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.33% (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,600	5,600
Nevada - 1.3%
Clark County Arpt. Rev.:
Series 2008 D1, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	11,420	11,420
Series 2008 D2, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	2,800	2,800
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.29% (Liquidity Facility Citibank NA) (a)(d)	2,800	2,800
Series 2008 A:
0.43% 9/10/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax: - continued
0.47% 9/10/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	$ 7,500	$ 7,500
0.55% 9/10/09, LOC BNP Paribas SA, CP	4,000	4,000
		31,520
New Jersey - 0.9%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V5, 0.35%, LOC Wachovia Bank NA, VRDN (a)	2,100	2,100
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	20,600	20,927
		23,027
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.25%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,400	3,400
New York - 3.2%
New York City Gen. Oblig.:
Series 1995 B8, 0.22%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	6,270	6,270
Series 2004 H3, 0.2%, LOC Bank of New York, New York, VRDN (a)	3,480	3,480
Series 2008 J5, 0.24% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	10,305	10,305
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 F1, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	17,500	17,500
Series 2005 AA2, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,000	5,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 06 47 Class A, 0.29% (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Series EGL 07 0003, 0.29% (Liquidity Facility Citibank NA) (a)(d)	15,000	15,000
(Univ. of Rochester Proj.) Series 2003 B, 0.12%, LOC HSBC Bank USA, NA, VRDN (a)	5,000	5,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.15%, LOC Fannie Mae, VRDN (a)	3,700	3,700
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,205	1,205
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.:
RAN Series 2009, 2% 12/31/09	$ 7,200	$ 7,238
Series C, 0.45% 9/9/09, LOC ABN-AMRO Bank NV, CP	1,600	1,600
		80,798
North Carolina - 5.7%
Charlotte Gen. Oblig. Series 2007, 0.33% (Liquidity Facility KBC Bank NV), VRDN (a)	31,895	31,895
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.28% (Liquidity Facility Wachovia Bank NA), VRDN (a)	7,000	7,000
Greensboro Combined Enterprise Sys. Rev.:
Bonds Series 2009 C, 2% 6/1/10	1,465	1,481
Series 2005 B, 0.32% (Liquidity Facility Bank of America NA), VRDN (a)	2,550	2,550
Guilford County Gen. Oblig. Series 2007 B, 0.32% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	6,180	6,180
Mecklenburg County Ctfs. of Prtn. Series 2001, 0.34% (Liquidity Facility Bank of America NA), VRDN (a)	2,600	2,600
Mecklenburg County Gen. Oblig. Series 1998 C, 0.28% (Liquidity Facility Wachovia Bank NA), VRDN (a)	4,300	4,300
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.) Series 2006, 0.35%, LOC Bank of America NA, VRDN (a)	3,900	3,900
Series 2001 A2, 0.35% 10/15/09, CP	4,201	4,201
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series 2003 A, 0.28%, LOC Wachovia Bank NA, VRDN (a)	1,600	1,600
North Carolina Cap. Impt. Ltd. Participating VRDN Series BBT 08 52, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,820	5,820
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.33%, LOC Bank of America NA, VRDN (a)	1,700	1,700
North Carolina Gen. Oblig. Series 2002 E, 0.28% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	9,050	9,050
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	5,000	5,000
North Carolina Med. Care Commission Hosp. Rev.:
(CaroMont Health Proj.) Series 2003 B, 0.32%, LOC Bank of America NA, VRDN (a)	10,850	10,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev.: - continued
(Iredell Memorial Hosp. Proj.) Series 2007, 0.2%, LOC Wachovia Bank NA, VRDN (a)	$ 4,160	$ 4,160
(Wayne Memorial Hosp. Proj.) Series 2009, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	5,000	5,000
Orange Wtr. & Swr. Auth. Series 2004 B, 0.33% (Liquidity Facility Bank of America NA), VRDN (a)	3,100	3,100
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.29% (Liquidity Facility Citibank NA) (a)(d)	9,900	9,900
Wake County Gen. Oblig.:
BAN Series 2008, 3.5% 10/15/09	13,200	13,228
Series 2003 C, 0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	1,685	1,685
Series 2007 B, 0.3%, VRDN (a)	5,400	5,400
		143,600
Ohio - 4.2%
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,925	2,925
Cleveland Wtr. Rev. Series 2009 R, 0.22%, LOC BNP Paribas SA, VRDN (a)	6,500	6,500
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Columbus City School District BAN Series B, 1.5% 12/16/09	2,500	2,506
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,360	4,360
Delaware Gen. Oblig. BAN 1.5% 4/28/10	3,685	3,703
Erie County Multi-family Hsg. Rev. (Providence Residential Cmnty. Corp. Proj.) Series 1999 A, 0.42%, LOC JPMorgan Chase Bank, VRDN (a)	7,420	7,420
Franklin County Health Care Facilities Rev. (Friendship Villiage of Dublin, Ohio, Inc. Proj.) Series 2004 B, 0.28%, LOC Bank of America NA, VRDN (a)	1,995	1,995
Franklin County Hosp. Rev. (Trinity Health Sys. Proj.) Series 1995, 0.15%, VRDN (a)	2,400	2,400
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	6,465	6,465
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,410	1,410
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	$ 28,750	$ 28,750
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2008 A, 0.25%, LOC UBS AG, VRDN (a)	7,100	7,100
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B1, 0.18% (Liquidity Facility Bank of New York, New York), VRDN (a)	12,200	12,200
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.7%, VRDN (a)	2,000	2,000
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Cleveland Clinic Proj.) Series 2008 B6, 0.47% tender 2/9/10, CP mode	9,200	9,200
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.12%, VRDN (a)	2,100	2,100
(Ohio Northern Univ. Proj.) Series 2008 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	2,820	2,820
		104,854
Oregon - 1.2%
Clackamas County Hosp. Facility Auth.:
Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.5% tender 2/10/10, CP mode	4,000	4,000
Series F:
0.43% tender 12/7/09, CP mode	5,000	5,000
0.5% tender 2/3/10, CP mode	10,000	10,000
(Legacy Health Sys. Proj.) Series 2008 C, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,600	3,600
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.3%, LOC Bank of Scotland PLC, VRDN (a)	2,100	2,100
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,000	5,000
		29,700
Pennsylvania - 4.8%
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.28%, LOC Banco Santander SA, VRDN (a)	2,600	2,600
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Indl. Dev. Auth. Student Hsg. Rev. Bonds Series 2008 A, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburg (a)	$ 10,000	$ 10,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,000	2,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 1.45%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,800	1,800
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 1.83%, LOC Citizens Bank of Pennsylvania, VRDN (a)	200	200
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,700	3,700
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 2.15%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,795	4,795
Lower Merion School District Series 2009 B, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,300	4,300
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) Series 2003, 0.3%, LOC Bank of New York, New York, VRDN (a)	4,300	4,300
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,585	2,585
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,700	5,700
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (PPL Energy Supply LLC Proj.) Series 2009 C, 0.3%, LOC Wachovia Bank NA, VRDN (a)	2,000	2,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2004 E1, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,510	2,510
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburg (a)	6,640	6,640
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburg (a)	6,300	6,300
(Mercyhurst College Proj.) Series 12, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,970	1,970
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Thomas Jefferson Univ. Proj.) Series 2008 B, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	$ 3,000	$ 3,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.3%, LOC Bank of America NA, VRDN (a)	4,900	4,900
Series 2008 B5, 0.3%, LOC Bank of America NA, VRDN (a)	7,000	7,000
Philadelphia School District Series 2008 A3, 0.33%, LOC Bank of America NA, VRDN (a)	3,100	3,100
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,315	3,315
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series 2005 C, 0.28%, LOC Nat'l. City Bank Cleveland, VRDN (a)	10,870	10,870
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	14,200	14,200
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds (Univ. Cap. Proj.) Series 2000 A, 2.5% 9/15/09	1,900	1,902
		119,687
Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.):
Series 2008 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	5,910	5,910
Series 2008 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	7,955	7,955
		13,865
South Carolina - 5.1%
Charleston Wtrwks. & Swr. Rev. Series 2006 B, 0.33% (Liquidity Facility Wachovia Bank NA), VRDN (a)	4,200	4,200
Greenville County School District Bonds Series D, 2% 6/1/10	17,000	17,194
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.28%, LOC Wachovia Bank NA, VRDN (a)	9,000	9,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.57%, VRDN (a)	3,700	3,700
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2009 A, 1.5% 4/15/10	10,900	10,972
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	7,731	7,731
South Carolina Jobs-Econ. Dev. Auth.:
(CareAlliance Health Svcs. Proj.) Series 2007, 0.2%, LOC Wachovia Bank NA, VRDN (a)	25,000	25,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth.: - continued
(Palmetto Health Proj.) Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (a)	$ 4,805	$ 4,805
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Carolina Piedmont Foundation Proj.) 0.38%, LOC Bank of America NA, VRDN (a)	3,700	3,700
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5% 1/1/10	3,300	3,349
Participating VRDN Series ROC II R 11426, 0.39% (Liquidity Facility Citibank NA) (a)(d)	3,900	3,900
0.38% 12/4/09, CP	2,642	2,642
0.4% 10/5/09, CP	4,148	4,148
0.5% 10/15/09, CP	5,000	5,000
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.35%, LOC Bank of America NA, VRDN (a)	2,000	2,000
Spartanburg County School District #1 Bonds Series Solar 06 152, 0.26%, tender 9/8/09 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,585	10,585
Sumter County Gen. Oblig. BAN Series 2009, 1.5% 6/2/10	5,200	5,236
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.1% tender 9/1/09, CP mode	5,000	5,000
		128,162
Tennessee - 1.0%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	5,600	5,600
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.33%, LOC Bank of America NA, VRDN (a)	7,100	7,100
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.6%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300	4,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.33%, LOC Bank of America NA, VRDN (a)	8,950	8,950
		25,950
Texas - 10.0%
Austin Gen. Oblig. Bonds 5% 9/1/09	4,905	4,905
Austin Independent School District Participating VRDN Series Putters 3554, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,050	7,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Comal Independent School District Participating VRDN Series Solar 06 36, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 13,200	$ 13,200
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1434, 0.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,620	5,620
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 0.4% (Liquidity Facility Societe Generale) (a)(d)	8,600	8,600
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.37% (Liquidity Facility Wells Fargo & Co.) (a)(d)	10,140	10,140
Galena Park Independent School District Participating VRDN Series SG 154, 0.34% (Liquidity Facility Societe Generale) (a)(d)	9,900	9,900
Grand Prairie Independent School District Participating VRDN Series ROC II R 11161, 0.29% (Liquidity Facility Citibank NA) (a)(d)	7,965	7,965
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.95%, LOC Compass Bank, VRDN (a)	9,380	9,380
Harris County Flood Cont. District Bonds Series 2008 C, 3% 10/1/09	2,905	2,909
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 B, 0.25%, LOC Northern Trust Co., Chicago, VRDN (a)	5,000	5,000
Houston Gen. Oblig. TRAN Series 2009, 2% 6/30/10	4,000	4,051
Houston Util. Sys. Rev. Series 2008 A1, 0.33%, LOC Bank of America NA, VRDN (a)	20,000	20,000
Judson Independent School District Participating VRDN Series MS 06 1859, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,940	3,940
Lovejoy Independent School District Participating VRDN Series DB 514, 0.34% (Liquidity Facility Deutsche Bank AG) (a)(d)	6,095	6,095
Mansfield Independent School District Participating VRDN Series PT 4627, 0.39% (Liquidity Facility Deutsche Postbank AG) (a)(d)	10,830	10,830
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,460	4,460
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,920	2,920
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.27% (Liquidity Facility Societe Generale) (a)(d)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series Putters 3344, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 3,215	$ 3,215
Series 2003, 0.35% (Liquidity Facility Bank of America NA), VRDN (a)	8,500	8,500
Series A:
0.4% 9/10/09, CP	4,200	4,200
0.4% 12/3/09, CP	12,660	12,660
0.6% 9/3/09, CP	5,300	5,300
San Antonio Wtr. Sys. Rev. Series 2001 A, 0.3% 9/3/09, CP	1,418	1,418
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,245	2,245
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 1.25%, LOC Compass Bank, VRDN (a)	9,225	9,225
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.25%, VRDN (a)	5,430	5,430
Texas Gen. Oblig. TRAN Series 2009, 2.5% 8/31/10	40,000	40,806
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 0.43% (Liquidity Facility Societe Generale) (a)(d)	10,470	10,470
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series ROC II R 11266, 0.29% (Liquidity Facility Citibank NA) (a)(d)	3,685	3,685
West Side Calhoun County Corp. Poll. Cont. Rev. (Sohio Chemical Co. Proj.) 0.18% (BP PLC Guaranteed), VRDN (a)	2,500	2,500
		250,119
Utah - 1.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.35% 9/9/09 (Liquidity Facility Bank of Nova Scotia), CP	12,970	12,970
Series 1997 B2, 0.45% 10/8/09 (Liquidity Facility Bank of Nova Scotia), CP	2,800	2,800
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series BBT 08 27, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,730	5,730
Series Putters 3326, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,840	3,840
		26,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - 4.8%
Albemarle County Indl. Dev. Auth. Health Srv 0.33%, LOC Wachovia Bank NA, VRDN (a)	$ 4,015	$ 4,015
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.):
Series 2008 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	12,850	12,850
Series 2008 D, 0.2%, LOC Wachovia Bank NA, VRDN (a)	6,095	6,095
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2009 B1, 0.55%, tender 3/8/10 (a)	11,500	11,500
Lexington Indl. Dev. Auth. Edl. Facilities Rev. (VMI Dev. Board, Inc. Proj.) 0.2%, LOC Wachovia Bank NA, VRDN (a)	1,200	1,200
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 B, 0.18%, VRDN (a)	1,500	1,500
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2009 A, 0.7%, tender 2/3/10 (a)	25,000	25,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	6,200	6,200
Richmond Gen. Oblig. 0.35% 9/9/09 (Liquidity Facility Bank of America NA), CP	11,000	11,000
Richmond Pub. Util. Rev. Participating VRDN:
Series ROC II R 10410, 0.39% (Liquidity Facility Citibank NA) (a)(d)	3,930	3,930
Series ROC II R 11262, 0.39% (Liquidity Facility Citibank NA) (a)(d)	4,880	4,880
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.29% (Liquidity Facility Citibank NA) (a)(d)	17,200	17,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.38% (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,860	3,860
Virginia Pub. School Auth. Bonds Series 2003 D, 5% 2/1/10	3,000	3,054
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,720	4,720
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.28%, LOC Wachovia Bank NA, VRDN (a)	3,500	3,500
		120,504
Washington - 3.3%
Energy Northwest Elec. Rev.:
Bonds Series 2008 D, 5% 7/1/10	4,610	4,784
Participating VRDN Series Putters 248, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,535	3,535
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev.:
Bonds Series 2002 B, 5.25% 1/1/10	$ 2,835	$ 2,874
Participating VRDN Series ROC II R 11717, 0.29% (Liquidity Facility Citibank NA) (a)(d)	5,645	5,645
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.35%, LOC Bank of America NA, VRDN (a)	1,100	1,100
Port of Tacoma Rev. Series 2008 B, 0.31%, LOC Bank of America NA, VRDN (a)	3,900	3,900
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 B, 0.35%, LOC Bank of America NA, VRDN (a)	7,300	7,300
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2008, 5% 4/1/10	2,160	2,216
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,510	2,510
Snohomish County Pub. Util. District #1 Elec. Rev. RAN Series 2009 B, 2% 8/5/10	11,595	11,759
Univ. of Washington Univ. Revs. Bonds 5% 12/1/09	2,625	2,650
Washington Gen. Oblig. Participating VRDN Series MACN 04 D, 0.39% (Liquidity Facility Bank of America NA) (a)(d)	5,715	5,715
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.32%, LOC Bank of America NA, VRDN (a)	3,150	3,150
(PeaceHealth Proj.):
Series 2008 C, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	4,600	4,600
Series 2008 D, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,500	3,500
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.38%, LOC Bank of America NA, VRDN (a)	1,560	1,560
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A2, 0.3%, LOC Bank of America NA, VRDN (a)	1,200	1,200
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 A3, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	15,595	15,595
		83,593
West Virginia - 0.4%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.35%, LOC Bank of America NA, VRDN (a)	10,810	10,810
Wisconsin - 2.7%
Milwaukee Gen. Oblig. RAN Series 2008 M10, 3% 9/3/09	9,200	9,201
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Univ. of Wisconsin Hosp. & Clinics Auth.:
Series 2008 B, 0.13%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 2,600	$ 2,600
Series 2009 A, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,870	4,870
Wind Point (Johnson Foundation, Inc. Proj.) Series 2000, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,615	7,615
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,300	7,300
Wisconsin Gen. Oblig. Bonds Series 1992, 6.25% 5/1/10	3,765	3,908
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds Alexian Brothers Health Sys. Proj.) 0.55% tender 1/8/10, LOC JPMorgan Chase Bank, CP mode	3,200	3,200
(Wisconsin Lutheran College Proj.) Series 2001, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	19,700	19,700
Wisconsin Trans. Rev.:
Series 1997 A, 0.4% 9/9/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,884	2,884
Series 2006 A, 0.35% 9/3/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		68,778
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	2,730	2,730
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	2,260	2,257
		4,987
	Shares
Other - 2.8%
Fidelity Tax-Free Cash Central Fund, 0.20% (b)(c)	70,178,900	70,179
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,503,678)		2,503,678
NET OTHER ASSETS - 0.1%		3,180
NET ASSETS - 100%		$ 2,506,858
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 600
Other Information

All investments are categorized as Level 2 under the fair value hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,433,499)	$ 2,433,499
Fidelity Central Funds (cost $70,179)	70,179
Total Investments (cost $2,503,678)		$ 2,503,678
Cash		93,820
Receivable for fund shares sold		4,438
Interest receivable		4,313
Distributions receivable from Fidelity Central Funds		11
Prepaid expenses		66
Receivable from investment adviser for expense reductions		197
Other receivables		5
Total assets		2,606,528

Liabilities
Payable for investments purchased	$ 86,504
Payable for fund shares redeemed	12,229
Distributions payable	27
Accrued management fee	910
Total liabilities		99,670

Net Assets		$ 2,506,858
Net Assets consist of:
Paid in capital		$ 2,506,667
Accumulated undistributed net realized gain (loss) on investments		191
Net Assets, for 2,505,156 shares outstanding		$ 2,506,858
Net Asset Value, offering price and redemption price per share ($2,506,858 ÷ 2,505,156 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Interest		$ 32,558
Income from Fidelity Central Funds		600
Total income		33,158

Expenses
Management fee	$ 12,361
Independent trustees' compensation	11
Money Market Guarantee Program fee	1,305
Total expenses before reductions	13,677
Expense reductions	(3,197)	10,480
Net investment income		22,678
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		275
Net increase in net assets resulting from operations		$ 22,953

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 22,678	$ 84,813
Net realized gain (loss)	275	1,617
Net increase in net assets resulting from operations	22,953	86,430
Distributions to shareholders from net investment income	(22,679)	(84,821)
Distributions to shareholders from net realized gain	(910)	(782)
Total distributions	(23,589)	(85,603)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,654,038	2,918,527
Reinvestment of distributions	20,969	77,116
Cost of shares redeemed	(2,707,864)	(2,930,030)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,032,857)	65,613
Total increase (decrease) in net assets	(1,033,493)	66,440

Net Assets
Beginning of period	3,540,351	3,473,911
End of period	$ 2,506,858	$ 3,540,351

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.024	.034	.029	.018
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.007	.024	.034	.029	.018
Distributions from net investment income	(.007)	(.024)	(.034)	(.029)	(.018)
Distributions from net realized gain	- D	- D	-	-	- D
Total distributions	(.007)	(.024)	(.034)	(.029)	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.75%	2.44%	3.41%	2.94%	1.79%
Ratios to Average Net Assets B, C
Expenses before reductions	.48%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.38%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.36%	.26%	.24%	.24%	.27%
Net investment income	.79%	2.39%	3.36%	2.88%	1.78%
Supplemental Data
Net assets, end of period (in millions)	$ 2,507	$ 3,540	$ 3,474	$ 3,333	$ 3,803

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Fund. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Undistributed ordinary income	$ 85
Undistributed long-term capital gain	$ 107
Cost for federal income tax purposes	$ 2,503,678

The tax character of distributions paid was as follows:

	August 31, 2009	August 21, 2008
Tax-exempt Income	$ 22,679	$ 84,821
Long-term Capital Gains	910	782
Total	$ 23,589	$ 85,603

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Annual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense, including commitment fees, and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,878.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $319.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Fund's cash position may be significant during the period.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity AMT Tax-Free Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity AMT Tax-Free Money Fund (a fund of Fidelity Union Street Trust II) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity AMT Tax-Free Money Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 13, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as President, Money Market Group Leader of FMR (2009-
present), and as Executive Vice President of Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Morrison served as Senior Vice President, Money Market Group of FMR (2004-2009), Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2009, $196,483, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on August 14, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	9,583,779,895.38	94.819
Withheld	523,686,003.43	5.181
TOTAL	10,107,465,898.81	100.000
Albert R. Gamper, Jr.
Affirmative	9,621,757,111.25	95.195
Withheld	485,708,787.56	4.805
TOTAL	10,107,465,898.81	100.000
Abigail P. Johnson
Affirmative	9,594,120,338.40	94.921
Withheld	513,345,560.41	5.079
TOTAL	10,107,465,898.81	100.000
Arthur E. Johnson
Affirmative	9,602,636,903.42	95.005
Withheld	504,828,995.39	4.995
TOTAL	10,107,465,898.81	100.000
Michael E. Kenneally
Affirmative	9,633,484,325.02	95.311
Withheld	473,981,573.79	4.689
TOTAL	10,107,465,898.81	100.000
James H. Keyes
Affirmative	9,624,861,882.96	95.225
Withheld	482,604,015.85	4.775
TOTAL	10,107,465,898.81	100.000
Marie L. Knowles
Affirmative	9,619,833,803.55	95.176
Withheld	487,632,095.26	4.824
TOTAL	10,107,465,898.81	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	9,594,952,614.12	94.929
Withheld	512,513,284.69	5.071
TOTAL	10,107,465,898.81	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity AMT Tax-Free Money Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SMM-UANN-1009
1.790914.106

Fidelity®

Municipal Money Market

Fund

Annual Report

August 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.47%	$ 1,000.00	$ 1,001.10	$ 2.37
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.84	$ 2.40

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/09	% of fund's investments 2/28/09	% of fund's investments 8/31/08
0 - 30	89.6	88.8	90.7
31 - 90	3.6	3.8	3.8
91 - 180	1.6	3.1	2.3
181 - 397	5.2	4.3	3.2
Weighted Average Maturity
	8/31/09	2/28/09	8/31/08
Fidelity Municipal Money Market	25 Days	21 Days	21 Days
All Tax-Free Money Market Funds Average *	32 Days	26 Days	31 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
Variable Rate Demand Notes (VRDNs) 77.3%	Variable Rate Demand Notes (VRDNs) 76.3%
Commercial Paper (including CP Mode) 7.4%	Commercial Paper (including CP Mode) 12.0%
Tender Bonds 1.0%	Tender Bonds 1.7%
Municipal Notes 6.5%	Municipal Notes 4.8%
Fidelity Municipal Cash Central Fund 6.0%	Fidelity Municipal Cash Central Fund 3.6%
Other Investments 1.3%	Other Investments 1.4%
Net Other Assets 0.5%	Net Other Assets 0.2%

Current and Historical Seven-Day Yields

	8/31/09	6/01/09	3/2/09	12/1/08	9/1/08
Fidelity Municipal Money Market Fund	0.06%	0.32%	0.38%	0.71%	1.65%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

* Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 0.37% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	$ 5,520	$ 5,520
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 0.57%, LOC Bank of America NA, VRDN (b)(e)	1,920	1,920
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 08 55C, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(b)(f)	23,610	23,610
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 0.8%, LOC Wachovia Bank NA, VRDN (b)(e)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.45%, VRDN (b)(e)	25,500	25,500
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.21%, LOC Wachovia Bank NA, VRDN (b)	15,000	15,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.16%, VRDN (b)(e)	10,000	10,000
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 0.76%, LOC Bank of America NA, VRDN (b)(e)	540	540
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.16%, VRDN (b)(e)	19,000	19,000
		109,090
Alaska - 0.7%
Alaska Indl. Dev. & Export Auth.:
Series 2008 A, 0.36%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	50,765	50,765
Series 2008 B, 0.37%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	50,570	50,570
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.26%, LOC Union Bank of California, VRDN (b)	21,100	21,100
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	13,000	13,000
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	24,745	24,745
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 C, 0.32%, VRDN (b)	3,000	3,000
		163,180
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 1.9%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 B, 0.23%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	$ 11,450	$ 11,450
Series 2008 E, 0.9%, LOC Landesbank Baden-Wuert, VRDN (b)	44,600	44,600
Series 2008 G, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (b)	49,745	49,745
Series 2008 H, 0.23%, LOC Northern Trust Co., Chicago, VRDN (b)	37,320	37,320
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.4% (Liquidity Facility Deutsche Postbank AG) (b)(f)	16,475	16,475
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (b)	6,000	6,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.38%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(San Angelin Apts. Proj.) Series 2004, 0.35%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(San Clemente Apts. Proj.) 0.35%, LOC Fannie Mae, VRDN (b)(e)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.36%, LOC Fannie Mae, VRDN (b)(e)	6,750	6,750
(San Lucas Apts. Proj.) Series 2003, 0.36%, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(San Martin Apts. Proj.):
Series A1, 0.36%, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
Series A2, 0.39%, LOC Fannie Mae, VRDN (b)(e)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.35%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 0.38%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
(Village Square Apts. Proj.) Series 2004, 0.39%, LOC Fannie Mae, VRDN (b)(e)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.62%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	4,200	4,200
Phoenix Civic Impt. Corp. Series 2009, 0.4% 9/4/09, LOC Bank of America NA, CP	20,000	20,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 0.39% (Liquidity Facility Citibank NA) (b)(f)	5,800	5,800
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.):
Series 2007 A, 0.24%, LOC Wachovia Bank NA, VRDN (b)	14,425	14,425
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.): - continued
Series 2007 B, 0.34%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 13,200	$ 13,200
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	1,400	1,400
(Plastican Proj.) Series 1997, 0.55%, LOC Bank of America NA, VRDN (b)(e)	2,005	2,005
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 0.38%, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
Pima County Indl. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	42,850	42,850
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series BBT 08 09, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	17,685	17,685
Series MS 3078, 0.36% (Liquidity Facility Morgan Stanley) (b)(f)	5,100	5,100
Series Putters 3242, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,600	2,600
Series Putters 3467, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Series C, 0.28% 9/2/09, CP	7,000	7,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)(e)	24,750	24,750
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	48,900	48,900
		470,955
Arkansas - 0.7%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.57%, LOC Bank of America NA, VRDN (b)(e)	1,300	1,300
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.48%, LOC Fannie Mae, VRDN (b)(e)	7,600	7,600
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R 121, 0.41% (Liquidity Facility Citibank NA) (b)(e)(f)	1,745	1,745
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.42%, VRDN (b)(e)	34,400	34,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arkansas - continued
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.33%, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	$ 95,000	$ 95,000
Pulaski County Health Facilities Board Rev. (Catholic Health Initiatives Proj.) Series 2000 B, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	30,800	30,800
		170,845
California - 3.2%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 0.42% (Liquidity Facility Citibank NA) (b)(f)	15,825	15,825
California Econ. Recovery Series 2004 C11, 0.15%, LOC BNP Paribas SA, VRDN (b)	40,000	40,000
California Gen. Oblig. Series 2004 B1, 0.12%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (b)	36,530	36,530
California Infrastructure & Econ. Dev. Bank Rev.:
(India Cmnty. Ctr., Inc. Proj.) Series 2007 A, 0.12%, LOC Bank of America NA, VRDN (b)	3,870	3,870
(Nelson Name Plate Co. Proj.) Series 1999, 0.47%, LOC Bank of America NA, VRDN (b)(e)	835	835
(Orange County Performing Arts Ctr. Proj.) Series 2008 B, 0.18%, LOC Wells Fargo Bank NA, VRDN (b)	21,500	21,500
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2004 F, 0.2%, VRDN (b)(e)	8,000	8,000
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	11,140	11,140
Series 2008 B3, 0.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	17,500	17,500
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	292,900	296,985
Los Angeles Gen. Oblig. TRAN Series 2009:
2.5% 2/26/10	89,400	90,301
2.5% 4/28/10	129,100	130,826
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	59,000	59,764
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN Series EGL 7 05 3003, 0.42% (Liquidity Facility Citibank NA) (b)(f)	40,000	40,000
Series 2008 F1, 0.21%, LOC Bank of America NA, VRDN (b)	10,875	10,875
Sacramento County Sanitation District Fing. Auth. Rev.:
(Sacramento Reg'l. County Sanitation District Proj.) Series 2008 D, 0.12%, LOC Bank of America NA, VRDN (b)	1,700	1,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento County Sanitation District Fing. Auth. Rev.: - continued
Series 2008 C, 0.12%, LOC Bank of America NA, VRDN (b)	$ 2,500	$ 2,500
Val Verde Unified School District Ctfs. of Prtn. Series 2008 A, 0.21%, LOC Bank of America NA, VRDN (b)	7,500	7,500
		795,651
Colorado - 2.4%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.36%, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.26%, LOC Wells Fargo Bank NA, VRDN (b)	5,890	5,890
Aurora Hsg. Auth. Multi-Family Hsg. Rev. (Liberty Creek Proj.) 0.39%, LOC Fannie Mae, VRDN (b)(e)	21,000	21,000
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.39%, LOC Fannie Mae, VRDN (b)(e)	13,400	13,400
CollegeInvest Rev. Series 2008 IA, 0.38%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	108,300	108,300
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series BA 08 1090, 0.54% (Liquidity Facility Bank of America NA) (b)(f)	14,900	14,900
(Catholic Health Initiatives Proj.) Series 2004 B:
0.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,275	4,275
0.26% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	15,900	15,900
(NCMC, Inc. Proj.) Series 2008 A, 0.5%, LOC Compass Bank, VRDN (b)	32,350	32,350
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.48%, LOC Wachovia Bank NA, VRDN (b)(e)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.38%, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,160	14,160
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2003 B3, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	30,000	30,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.39% (Liquidity Facility Citibank NA) (b)(f)	29,700	29,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN: - continued
Series EGL 07 0037, 0.39% (Liquidity Facility Citibank NA) (b)(f)	$ 16,830	$ 16,830
Series EGL 07 0038, 0.39% (Liquidity Facility Citibank NA) (b)(f)	18,080	18,080
Series EGL 07 0040, 0.39% (Liquidity Facility Citibank NA) (b)(f)	30,610	30,610
Denver City & County Arpt. Rev.:
Series 2008 C1, 0.33%, LOC KBC Bank NV, VRDN (b)(e)	38,800	38,800
Series 2008 C2, 0.6%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	40,000	40,000
Series 2008 C3, 0.7%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	30,000	30,000
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.43%, LOC Wells Fargo Bank NA, VRDN (b)(e)	5,500	5,500
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,000	15,000
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 2.92%, LOC JPMorgan Chase Bank, VRDN (b)(e)	505	505
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.35%, LOC Fannie Mae, VRDN (b)(e)	13,325	13,325
(Timberleaf Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	11,165	11,165
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 1.2%, LOC Compass Bank, VRDN (b)	18,890	18,890
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.3%, LOC Wachovia Bank NA, VRDN (b)	40,100	40,100
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.39%, LOC Fannie Mae, VRDN (b)(e)	7,110	7,110
		598,790
Connecticut - 0.4%
Connecticut Gen. Oblig. BAN Series 2009 A, 2% 4/28/10	57,040	57,609
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 2861, 0.16% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,600	1,600
(Bradley Health Care, Inc. Proj.) Series B, 0.25%, LOC Bank of America NA, VRDN (b)	9,450	9,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	$ 12,110	$ 12,110
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 1998, 0.29%, LOC Bank of America NA, VRDN (b)(e)	11,900	11,900
		92,669
Delaware - 0.8%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 0.32%, VRDN (b)(e)	85,200	85,200
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 3.1%, VRDN (b)(e)	8,000	8,000
Series 1988, 3.1%, VRDN (b)(e)	13,550	13,550
Series 1993 C, 3.05%, VRDN (b)	4,500	4,500
Series 1994, 3.1%, VRDN (b)(e)	24,700	24,700
Series 1999 A, 0.6%, VRDN (b)	9,830	9,830
Series 1999 B, 0.8%, VRDN (b)(e)	9,900	9,900
Delaware Hsg. Auth. Rev. Participating VRDN:
Series Merlots 07 C103, 0.37% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	6,160	6,160
Series Merlots 07 C66, 0.37% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	7,805	7,805
Series Putter 1513, 0.69% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	5,375	5,375
Series ROC II R 11651, 0.45% (Liquidity Facility Citibank NA) (b)(e)(f)	8,130	8,130
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield English Village Proj.) 0.34%, LOC Fannie Mae, VRDN (b)(e)	8,200	8,200
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.32%, LOC Wachovia Bank NA, VRDN (b)	14,800	14,800
		206,150
District Of Columbia - 2.0%
District Columbia Income Tax Rev. Participating VRDN Series MS 3057, 0.36% (Liquidity Facility Morgan Stanley) (b)(f)	7,990	7,990
District of Columbia Gen. Oblig.:
Series 2001 C, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	41,575	41,575
Series 2008 B, 0.33%, LOC Bank of America NA, VRDN (b)	15,625	15,625
TRAN 2.5% 9/30/09	46,500	46,552
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.55%, LOC Bank of America NA, VRDN (b)(e)	$ 3,025	$ 3,025
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 0.42%, LOC Branch Banking & Trust Co., VRDN (b)(e)	1,450	1,450
(Ctr. For Strategic & Int'l. Studies Proj.) Series 2008, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,730	6,730
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.58%, LOC Wachovia Bank NA, VRDN (b)(e)	7,775	7,775
(George Washington Univ. Proj.):
Series 1999 B, 0.24%, LOC Bank of America NA, VRDN (b)	1,600	1,600
Series 1999 C, 0.24%, LOC Bank of America NA, VRDN (b)	12,000	12,000
(The AARP Foundation Proj.) Series 2004, 0.33%, LOC Bank of America NA, VRDN (b)	8,600	8,600
(Washington Drama Society, Inc. Proj.) Series 2008, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	9,300	9,300
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2003, 0.33%, LOC Bank of America NA, VRDN (b)	10,800	10,800
Series 2006 A, 0.33%, LOC Bank of America NA, VRDN (b)	33,000	33,000
(Georgetown Univ. Proj.) Series 2009 C, 0.25%, LOC TD Banknorth, NA, VRDN (b)	4,000	4,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series BBT 2040, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)(f)	4,920	4,920
Series BBT 2054, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)(f)	5,000	5,000
Series DB 505, 0.37% (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	7,600	7,600
Series DB 677, 0.37% (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	7,812	7,812
Series DB 679, 0.37% (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	10,000	10,000
Series EGL 06 0151, 0.47% (Liquidity Facility Citibank NA) (b)(e)(f)	9,400	9,400
Series EGL 06 8 Class A, 0.47% (Liquidity Facility Citibank NA) (b)(e)(f)	31,925	31,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series EGL 07 0025, 0.5% (Liquidity Facility Citibank NA) (b)(e)(f)	$ 51,380	$ 51,380
Series EGL 07 0026, 0.47% (Liquidity Facility Citibank NA) (b)(e)(f)	29,590	29,590
Series EGL 07 0122, 0.47% (Liquidity Facility Citibank NA) (b)(e)(f)	56,550	56,550
Series Putters 1691, 0.56% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	10,985	10,985
Series Putters 2855, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,895	4,895
Series ROC II R 54, 0.5% (Liquidity Facility Citibank NA) (b)(e)(f)	2,495	2,495
Series 2003 D1, 0.38%, LOC Wachovia Bank NA, VRDN (b)(e)	39,640	39,640
Series 2003 D2, 0.38%, LOC Wachovia Bank NA, VRDN (b)(e)	20,400	20,400
		502,614
Florida - 6.7%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 A, 0.48% tender 10/6/09, LOC Bank of America NA, CP mode	53,230	53,230
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.41%, LOC Citibank NA, VRDN (b)(e)	11,200	11,200
Brevard County School Board RAN 1.5% 4/23/10	20,000	20,125
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.14%, LOC Bank of America NA, VRDN (b)	7,000	7,000
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 0.43%, LOC Citibank NA, VRDN (b)(e)	6,800	6,800
(Sanctuary Apts Proj.) Series A, 0.36%, LOC Fannie Mae, VRDN (b)(e)	16,130	16,130
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(e)	13,740	13,740
Broward County School District TAN Series 2008, 3.5% 9/30/09	87,000	87,116
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 0.43%, LOC Bank of America NA, VRDN (b)(e)	6,415	6,415
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	$ 10,005	$ 10,005
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.55%, LOC Bank of America NA, VRDN (b)(e)	1,645	1,645
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.41%, LOC Citibank NA, VRDN (b)(e)	19,260	19,260
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.48%, VRDN (b)	7,500	7,500
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 0.44% (Monumental Life Ins. Co. Guaranteed), VRDN (b)(e)	28,475	28,475
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.39% (Liquidity Facility Bank of America NA) (b)(f)	4,165	4,165
Series BA 08 1068, 0.39% (Liquidity Facility Bank of America NA) (b)(f)	9,585	9,585
Series BA 08 1083, 0.39% (Liquidity Facility Bank of America NA) (b)(f)	18,920	18,920
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2009 A, 2% 7/1/10	5,635	5,703
Participating VRDN Series Putters 2539, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,550	3,550
Florida Dev. Fin. Corp. Indl. Dev. (The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 0.68%, LOC Wachovia Bank NA, VRDN (b)(e)	630	630
Florida Hsg. Fin. Agcy. Rev.:
(Ashley Lake Park II Proj.) Series J, 0.33%, LOC Freddie Mac, VRDN (b)(e)	24,000	24,000
(Bainbridge Club Apt. Proj.) Series M, 0.33%, LOC Fannie Mae, VRDN (b)(e)	5,770	5,770
(Banyan Bay Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (b)(e)	8,850	8,850
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 0.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	35,355	35,355
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.36%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Clascona Groves Apts. Proj.) Series A, 0.35%, LOC Citibank NA, VRDN (b)(e)	$ 9,200	$ 9,200
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.35%, LOC Citibank NA, VRDN (b)(e)	5,700	5,700
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.36%, LOC Fannie Mae, VRDN (b)(e)	5,900	5,900
(Hunters Run Apts. Proj.) Series G, 0.33%, LOC Fannie Mae, VRDN (b)(e)	8,000	8,000
(Lynn Lake Apts. Proj.) Series B1, 0.4%, LOC Freddie Mac, VRDN (b)(e)	20,210	20,210
(Mill Creek Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	15,300	15,300
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.36%, LOC Fannie Mae, VRDN (b)(e)	7,850	7,850
(Riverwalk I Apts. Proj.) Series 2008 E, 0.36%, LOC Freddie Mac, VRDN (b)(e)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 0.45%, LOC Citibank NA, VRDN (b)(e)	7,200	7,200
(Sterling Palms Apts. Proj.) Series F, 0.36%, LOC Fannie Mae, VRDN (b)(e)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 07 1034, 0.54% (Liquidity Facility Bank of America NA) (b)(e)(f)	7,670	7,670
Series BA 08 1191, 0.54% (Liquidity Facility Bank of America NA) (b)(e)(f)	9,035	9,035
Series Merlots 06 B17, 0.37% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	4,745	4,745
Series Merlots 07 C64, 0.37% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	14,785	14,785
Series Putters 1336 B, 0.52% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	2,825	2,825
Series Putters 1340, 0.52% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	18,880	18,880
Series ROC II R 11688, 0.41% (Liquidity Facility Citibank NA) (b)(e)(f)	5,825	5,825
(Riverside Apts. Proj.) Series 2000 1, 0.45%, LOC Bank of America NA, VRDN (b)(e)	13,160	13,160
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.39%, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.36%, LOC Fannie Mae, VRDN (b)(e)	11,755	11,755
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.36%, LOC Fannie Mae, VRDN (b)(e)	$ 8,155	$ 8,155
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.4% 11/4/09, LOC Wachovia Bank NA, CP	21,104	21,104
Gainesville Utils. Sys. Rev.:
Series 2008 B, 0.27% (Liquidity Facility Bank of New York, New York), VRDN (b)	17,130	17,130
0.7% 9/17/09, CP	31,000	31,000
Highlands County Health Facilities Auth. Rev. Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5%, tender 11/16/09 (b)	5,000	5,031
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.3% 9/24/09, LOC State Street Bank & Trust Co., Boston, CP	26,811	26,811
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 0.45%, LOC Citibank NA, VRDN (b)(e)	8,525	8,525
(Grande Oaks Apts. Proj.) Series A, 0.36%, LOC Fannie Mae, VRDN (b)(e)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.36%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 0.45%, LOC Bank of America NA, VRDN (b)(e)	6,850	6,850
(Meridian Pointe Apts. Proj.) 0.41%, LOC Citibank NA, VRDN (b)(e)	12,760	12,760
(Mobley Park Apts. Proj.) Series A, 0.36%, LOC Freddie Mac, VRDN (b)(e)	8,000	8,000
(Morgan Creek Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	12,700	12,700
(Royal Palm Key Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 0.79%, LOC Bank of America NA, VRDN (b)(e)	500	500
Indian River County Hosp. District Hosp. Rev. Series 1985, 0.4%, LOC Wachovia Bank NA, VRDN (b)	3,400	3,400
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.55%, LOC Bank of America NA, VRDN (b)(e)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Participating VRDN Series BA 09 1209X, 0.39% (Liquidity Facility Bank of America NA) (b)(f)	10,570	10,570
Series Three 2008 B1, 0.3%, LOC Wachovia Bank NA, VRDN (b)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev.: - continued
Series Three 2008 B4, 0.3%, LOC Wachovia Bank NA, VRDN (b)	$ 4,000	$ 4,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	5,565	5,565
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	9,700	9,700
Jacksonville Poll. Cont. Rev.:
Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.3% tender 9/10/09, CP mode	3,000	3,000
(Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.48%, VRDN (b)	16,840	16,840
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.4%, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	76,200	76,200
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 18 Issue 2, 5% 10/1/09	5,000	5,012
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.41%, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
Leesburg Hosp. Rev. (The Villages Reg'l. Hosp. Proj.) Series 2008 B, 0.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	14,200	14,200
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 0.43%, LOC Bank of America NA, VRDN (b)(e)	3,070	3,070
Series 2000 B, 0.43%, LOC Bank of America NA, VRDN (b)(e)	3,060	3,060
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.2%, VRDN (b)	13,700	13,700
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.41%, LOC Citibank NA, VRDN (b)(e)	16,865	16,865
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.55%, LOC Bank of America NA, VRDN (b)(e)	10,600	10,600
North Broward Hosp. District Rev. Series 2005 A:
0.28%, LOC Wachovia Bank NA, VRDN (b)	26,725	26,725
0.28%, LOC Wachovia Bank NA, VRDN (b)	35,500	35,500
Ocean Hwy. & Port Auth. Rev.:
Series 1990, 0.42%, LOC Wachovia Bank NA, VRDN (b)(e)	1,400	1,400
0.42%, LOC Wachovia Bank NA, VRDN (b)(e)	8,900	8,900
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.34%, LOC Branch Banking & Trust Co., VRDN (b)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.41%, LOC Citibank NA, VRDN (b)(e)	$ 13,630	$ 13,630
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.36%, LOC Fannie Mae, VRDN (b)(e)	7,960	7,960
(West Point Villas Apts. Proj.) Series 2000 F, 0.36%, LOC Fannie Mae, VRDN (b)(e)	11,500	11,500
Orange County Indl. Dev. Auth. Indl. Dev. Rev.:
(Advanced Drainage Sys., Inc. Proj.) 0.71%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	1,355	1,355
(Central Florida YMCA Proj.) Series 2005, 0.33%, LOC Bank of America NA, VRDN (b)	2,390	2,390
Orange County School District TAN 4% 10/1/09	43,000	43,056
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.32%, LOC Bank of America NA, VRDN (b)	62,140	62,140
Orlando Utils. Commission Wtr. & Elec. Rev. Bonds Series 1992, 6% 10/1/09	7,620	7,651
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.36%, LOC Fannie Mae, VRDN (b)(e)	9,300	9,300
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.33%, LOC Bank of America NA, VRDN (b)	12,070	12,070
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	18,500	18,500
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	8,610	8,610
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.33%, LOC Bank of America NA, VRDN (b)	1,600	1,600
(King's Academy, Inc. Proj.) Series 2006, 0.28%, LOC Wachovia Bank NA, VRDN (b)	15,880	15,880
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.33%, LOC Bank of America NA, VRDN (b)	7,290	7,290
Panama City Beach Participating VRDN Series Solar 2006 129, 0.26% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	8,010	8,010
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 0.6%, LOC Bank of America NA, VRDN (b)(e)	1,435	1,435
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.33%, LOC Bank of America NA, VRDN (b)	31,535	31,535
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 0.28%, LOC Wachovia Bank NA, VRDN (b)	16,820	16,820
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series CDC 04 4 Class A, 0.63% (Liquidity Facility CDC Fin. CDC IXIS) (b)(e)(f)	$ 465	$ 465
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.36%, LOC Fannie Mae, VRDN (b)(e)	8,400	8,400
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A2, 0.28%, LOC Wachovia Bank NA, VRDN (b)	51,485	51,485
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.33%, LOC Bank of America NA, VRDN (b)	5,180	5,180
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.39% (Liquidity Facility Bank of America NA) (b)(f)	6,970	6,970
Series Putters 2407, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	31,495	31,495
Sunshine State Govt. Fing. Commission Rev. Series L:
0.8% 9/1/09, LOC Dexia Cr. Local de France, CP	21,886	21,886
1.1% 9/1/09, LOC Dexia Cr. Local de France, CP (e)	85,645	85,645
Tampa Bay Wtr. Util. Sys. Rev. 0.55%, LOC Bank of America NA, VRDN (b)(e)	19,950	19,950
Volusia County School District TAN Series 2008, 3% 9/9/09	20,000	20,006
		1,638,071
Georgia - 3.2%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.13%, LOC Bank of America NA, VRDN (b)	2,925	2,925
Atlanta Tax Allocation (Westside Proj.):
Series 2008, 0.28%, LOC Wachovia Bank NA, VRDN (b)	29,400	29,400
Series A, 0.28%, LOC Wachovia Bank NA, VRDN (b)	29,790	29,790
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) 0.41%, LOC Fannie Mae, VRDN (b)(e)	8,475	8,475
(Carver Redev. Proj.) Series 2000, 1.55%, LOC Fannie Mae, VRDN (b)(e)	4,015	4,015
(Collegetown at Harris Homes Phase I Proj.) 0.41%, LOC Fannie Mae, VRDN (b)(e)	7,330	7,330
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Proj.):
Series 2007-1, 0.45% tender 9/18/09, CP mode (e)	44,850	44,850
Series 2007-2, 0.45% tender 9/18/09, CP mode (e)	60,000	60,000
0.45% tender 9/18/09, CP mode (e)	28,000	28,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.58%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 4,000	$ 4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds Series 1996-2, 0.4% tender 9/17/09, CP mode	25,000	25,000
(Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 0.14%, VRDN (b)	15,000	15,000
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 0.4%, LOC Freddie Mac, VRDN (b)(e)	20,450	20,450
(Canton Mill Lofts Proj.) Series 1999, 0.43%, LOC Branch Banking & Trust Co., VRDN (b)(e)	14,305	14,305
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.36%, LOC Freddie Mac, VRDN (b)(e)	9,725	9,725
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.36%, LOC Fannie Mae, VRDN (b)(e)	8,050	8,050
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 B, 0.8%, LOC Landesbank Baden-Wuert, VRDN (b)	27,835	27,835
Series 2008 C, 0.8%, LOC Landesbank Baden-Wuert, VRDN (b)	12,000	12,000
Series 2008 D, 0.8%, LOC Landesbank Baden-Wuert, VRDN (b)	24,300	24,300
Series 2008 E, 0.8%, LOC Landesbank Baden-Wuert, VRDN (b)	16,600	16,600
Series 2008 F, 0.8%, LOC Landesbank Baden-Wuert, VRDN (b)	16,600	16,600
Series 2008 H, 0.8%, LOC Landesbank Baden-Wuert, VRDN (b)	30,600	30,600
Georgia Gen. Oblig. Participating VRDN Series WF 08 12C, 0.27% (Liquidity Facility Wells Fargo & Co.) (b)(f)	13,275	13,275
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.):
Series D, 3% 12/16/09	13,800	13,839
Series E, 3% 12/16/09	20,700	20,759
Georgia Road & Thruway Auth. Rev. Bonds Series 2008 A, 5% 6/1/10	8,290	8,571
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	11,690	11,690
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.43%, LOC Wells Fargo Bank NA, VRDN (b)(e)	6,460	6,460
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.36%, LOC Fannie Mae, VRDN (b)(e)	$ 12,035	$ 12,035
Gwinnett County School District Gen. Oblig.:
Bonds Series 2007, 5% 2/1/10	5,000	5,096
Participating VRDN Series BBT 08 38, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	8,350	8,350
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 0.43%, LOC Bank of America NA, VRDN (b)(e)	7,350	7,350
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.4%, LOC Freddie Mac, VRDN (b)(e)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.48%, LOC Freddie Mac, VRDN (b)(e)	15,555	15,555
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.14%, VRDN (b)	11,000	11,000
Muni. Elec. Auth. of Georgia:
(Combustion Turbine Proj.) Series 2008 B, 0.8%, LOC Bayerische Landesbank, VRDN (b)	21,950	21,950
BAN:
(Plant Vogtle Additional Units Non-PPA Proj.) Series 2009 A, 1.25% 5/7/10	31,900	31,986
Series 2009 A, 1.5% 5/25/10	28,140	28,323
Series 1985 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (b)	4,800	4,800
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	9,015	9,015
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Walton Centennial Proj.) Series A, 0.43%, LOC Wachovia Bank NA, VRDN (b)(e)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 2.25%, VRDN (b)(e)	57,400	57,400
(Kaolin Terminals, Inc. Proj.) 0.55%, LOC Bank of America NA, VRDN (b)(e)	27,971	27,971
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.35%, LOC Citibank NA, VRDN (b)(e)	11,290	11,290
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Enterprises, Inc. Proj.) Series 1996 A, 0.38%, LOC Harris NA, VRDN (b)	3,850	3,850
		796,365
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - 4.0%
Aurora Single Family Mtg. Rev. Participating VRDN Series DB 616, 0.37% (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	$ 9,945	$ 9,945
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.47%, LOC Bank of America NA, VRDN (b)(e)	2,300	2,300
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.36%, LOC Fannie Mae, VRDN (b)(e)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 0.42%, LOC JPMorgan Chase Bank, VRDN (b)(e)	39,300	39,300
Chicago Board of Ed. Series 2009 A2, 0.31%, LOC Northern Trust Co., Chicago, VRDN (b)	5,900	5,900
Chicago Gen. Oblig.:
Bonds Series 2008, 0.7%, tender 10/7/09, LOC Harris NA (b)	20,000	20,000
Participating VRDN:
Series EGL 07 0059, 0.39% (Liquidity Facility Citibank NA) (b)(f)	48,500	48,500
Series ROC II R 745PB, 0.27% (Liquidity Facility Deutsche Postbank AG) (b)(f)	15,465	15,465
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.78%, LOC Harris NA, VRDN (b)(e)	3,185	3,185
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.8%, LOC Landesbank Baden-Wuert, VRDN (b)	186,200	186,200
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.:
(Lufthansa German Airlines Proj.) Series 2001, 0.34%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	43,770	43,770
(O'Hare Tech Ctr. II LLC Proj.) Series 2002, 0.6%, LOC Bank of America NA, VRDN (b)(e)	5,300	5,300
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.18%, LOC Harris NA, VRDN (b)	6,000	6,000
Series 2008 C3, 0.18%, LOC Northern Trust Co., Chicago, VRDN (b)	6,500	6,500
Chicago Wtr. Rev.:
Series 2004 A1, 0.29%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	35,000	35,000
Series 2004 A2, 0.29%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	39,900	39,900
Series 2004 A3, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,225	4,225
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)(e)	19,580	19,580
Cook County Gen. Oblig. Series 2002 B, 0.36% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 0.27% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 9,725	$ 9,725
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 0.63%, LOC Harris NA, VRDN (b)(e)	2,680	2,680
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 2.12%, LOC JPMorgan Chase Bank, VRDN (b)(e)	100	100
(Delta-Unibus Corp. Proj.) Series 2001, 0.6%, LOC Bank of America NA, VRDN (b)(e)	5,200	5,200
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.8%, LOC Harris NA, VRDN (b)(e)	904	904
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.78%, LOC Harris NA, VRDN (b)(e)	3,715	3,715
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.53%, LOC HSBC Bank USA, NA, VRDN (b)(e)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.38%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	4,300	4,300
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 0.44%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	10,000	10,000
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.):
Series 2008 D, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	7,800	7,800
Series 2008 F, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	10,100	10,100
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Proj.) Series 2008 A2, 0.75%, tender 2/5/10 (b)(g)	14,460	14,460
Participating VRDN:
Series BA 08 1137, 0.39% (Liquidity Facility Bank of America NA) (b)(f)	12,855	12,855
Series DB 601, 0.34% (Liquidity Facility Deutsche Bank AG) (b)(f)	15,220	15,220
Series Putters 3174, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,620	15,620
Series Putters 3302, 0.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,120	6,120
Series Putters 3378, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,200	11,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 3435, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 2,105	$ 2,105
(Chicago Historical Society Proj.) Series 2006, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	7,900	7,900
(Chicago Symphony Orchestra Proj.) Series 2008, 0.55%, LOC RBS Citizens NA, VRDN (b)	36,000	36,000
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	21,700	21,700
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	27,600	27,600
(Resurrection Health Care Sys. Proj.):
Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (b)	35,735	35,735
Series 2008 B, 0.33%, LOC JPMorgan Chase Bank, VRDN (b)	30,485	30,485
(Rockford Mem. Hosp. Proj.) 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	10,300	10,300
(Saint Xavier Univ. Proj.) Series 2008, 0.33%, LOC Bank of America NA, VRDN (b)	5,000	5,000
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 D2, 0.14%, LOC Bank of America NA, VRDN (b)	16,795	16,795
Illinois Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.42%, LOC JPMorgan Chase Bank, VRDN (b)(e)	18,000	18,000
Illinois Gen. Oblig. Bonds Series 2006, 5% 1/1/10	15,735	15,939
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 0.35%, LOC Fannie Mae, VRDN (b)(e)	17,900	17,900
(Valley View Apts. Proj.) 0.34%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	11,200	11,200
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series Putters 3336, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,335	5,335
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.38%, LOC Freddie Mac, VRDN (b)(e)	6,000	6,000
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 0.6%, LOC Harris NA, VRDN (b)(e)	2,565	2,565
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.48%, LOC Fannie Mae, VRDN (b)(e)	14,300	14,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 0.36%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 9,500	$ 9,500
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	9,500	9,500
Will County Exempt Facilities Rev.:
(Amoco Chemical Co. Proj.) Series 1998 A, 0.12% (BP PLC Guaranteed), VRDN (b)(e)	6,000	6,000
(BP Amoco Chemical Co. Proj.) Series 2001, 0.12% (BP PLC Guaranteed), VRDN (b)(e)	4,300	4,300
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.33%, LOC Bank of America NA, VRDN (b)	7,205	7,205
		970,578
Indiana - 2.1%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 0.51%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	5,420	5,420
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.64%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,600	1,600
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.39%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	7,761	7,761
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.57%, VRDN (b)(e)	39,000	39,000
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.):
Series 2009 A2, 0.41%, LOC Bank of America NA, VRDN (b)(e)	13,100	13,100
Series 2009 A4, 0.17%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
(Mittal Steel Co. Proj.) 0.42%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (b)(e)	34,750	34,750
(PSI Energy, Inc. Proj.) Series B, 0.3%, LOC Calyon SA, VRDN (b)(e)	39,500	39,500
Series 2005, 0.27%, LOC Royal Bank of Scotland PLC, VRDN (b)	7,600	7,600
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 18,750	$ 18,750
Series 2002 B, 0.42%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,000	7,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	36,595	36,595
Series 2008 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	26,800	26,800
Series 2008 H, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	7,100	7,100
Indiana Fin. Auth. Hosp. Rev.:
(Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 C, 0.3%, LOC Bank of New York, New York, VRDN (b)	12,175	12,175
(Cmnty. Health Network Proj.) Series 2009 A, 0.33%, LOC Bank of America NA, VRDN (b)	25,000	25,000
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 B, 0.32%, LOC Harris NA, VRDN (b)	20,965	20,965
Indiana Hsg. & Cmnty. Dev. Auth. Series 2006 A2, 0.14% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(e)	31,800	31,800
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev.:
Participating VRDN Series Merlots 07 C52, 0.37% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,625	5,625
Series 2008 A2, 0.31% (Liquidity Facility Royal Bank of Canada), VRDN (b)(e)	21,250	21,250
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN Series BA 08 1157, 0.39% (Liquidity Facility Bank of America NA) (b)(f)	7,500	7,500
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.42%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	6,245	6,245
Indianapolis Gas Util. Sys. Rev.:
1.15% 9/3/09, CP	25,000	25,000
1.15% 9/16/09, CP	25,000	25,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series Putters 2788, 0.32% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	18,230	18,230
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.55%, LOC Bank of America NA, VRDN (b)(e)	9,435	9,435
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2000, 0.33%, LOC Bank of America NA, VRDN (b)	7,155	7,155
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	$ 9,775	$ 9,775
Whiting Envir. Facilities Rev.:
(Amoco Oil Co. Proj.) Series 2000, 0.12% (BP PLC Guaranteed), VRDN (b)(e)	6,100	6,100
(BP PLC Proj.) Series 2002 C, 0.12% (BP PLC Guaranteed), VRDN (b)(e)	4,900	4,900
Whiting Indl. Swr. & Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) 0.12% (BP PLC Guaranteed), VRDN (b)(e)	7,300	7,300
		515,431
Iowa - 0.3%
Iowa Fin. Auth.:
Series 2003 F, 0.35% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)(e)	12,585	12,585
Series 2005 C, 0.36% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	12,000	12,000
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 B, 0.13%, LOC JPMorgan Chase Bank, VRDN (b)	2,900	2,900
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.28%, VRDN (b)	13,325	13,325
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN Series Putters 1205, 0.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	2,935	2,935
(Mtg. Backed Securities Prog.) Series 2004 G, 0.37% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	15,500	15,500
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.33%, LOC Bank of America NA, VRDN (b)	6,300	6,300
		65,545
Kansas - 0.1%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.55%, LOC Bank of America NA, VRDN (b)(e)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.42%, LOC Fannie Mae, VRDN (b)(e)	12,200	12,200
		37,300
Kentucky - 2.9%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 0.33%, LOC Branch Banking & Trust Co., VRDN (b)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Carroll County Envir. Facilities Rev.:
(Kentucky Utils. Co. Proj.):
Series 2006 B, 0.45%, LOC Commerzbank AG, VRDN (b)(e)	$ 47,200	$ 47,200
Series 2008 A, 0.43%, LOC Commerzbank AG, VRDN (b)(e)	70,347	70,347
Series 2004 A, 0.36%, LOC Commerzbank AG, VRDN (b)(e)	38,500	38,500
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.42%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (b)(e)	10,000	10,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.6% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	4,770	4,770
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.6% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	67,250	67,250
Series 1993 B, 0.6% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.44%, LOC Wachovia Bank NA, VRDN (b)(e)	4,000	4,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.47%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 2.92%, LOC JPMorgan Chase Bank, VRDN (b)(e)	270	270
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 4% (Deutsche Post AG Guaranteed), VRDN (b)(e)	107,300	107,300
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	8,000	8,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 0.32%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (b)	15,000	15,000
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.42%, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,000	12,000
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.45%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(e)	135,225	135,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Higher Ed. Student Ln. Corp. Rev.: - continued
Series 2008 A2, 0.45%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(e)	$ 41,700	$ 41,700
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.55%, LOC Fannie Mae, VRDN (b)(e)	9,900	9,900
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 0.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	9,000	9,000
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.36%, LOC Freddie Mac, VRDN (b)(e)	13,880	13,880
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.62%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	6,000	6,000
Lexington-Fayette Urban County Arpt. Rev. Series 2008 A, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)(e)	17,455	17,455
Louisville & Jefferson County Gen. Oblig. BAN Series A, 2.5% 12/1/09	8,800	8,830
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 0.32% (United Parcel Svc. of America Guaranteed), VRDN (b)(e)	12,900	12,900
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.4%, LOC Commerzbank AG, VRDN (b)(e)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.42%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	6,000	6,000
		709,227
Louisiana - 1.0%
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.5%, VRDN (b)(e)	34,100	34,100
Louisiana Gas & Fuel Tax Rev.:
Participating VRDN:
Series Eagle 06 0150, 0.39% (Liquidity Facility Citibank NA) (b)(f)	28,735	28,735
Series EGL 06 0137, 0.39% (Liquidity Facility Citibank NA) (b)(f)	11,550	11,550
Series EGL 06 30, 0.39% (Liquidity Facility Citibank NA) (b)(f)	36,430	36,430
Series Putters 2378, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,415	14,415
Series 2009 A1, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	40,000	40,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 0.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	$ 6,225	$ 6,225
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	23,915	23,915
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.43%, VRDN (b)(e)	14,000	14,000
Series 2004, 0.43%, VRDN (b)(e)	6,250	6,250
Port New Orleans Board Commerce Rev. 0.34%, LOC BNP Paribas SA, VRDN (b)(e)	18,425	18,425
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 0.4%, LOC Wachovia Bank NA, VRDN (b)(e)	22,000	22,000
		256,045
Maine - 0.5%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.55%, LOC Bank of America NA, VRDN (b)(e)	25,000	25,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.4%, LOC KBC Bank NV, VRDN (b)	41,300	41,300
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (b)(e)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.):
Series 1996, 0.6%, LOC Bank of America NA, VRDN (b)(e)	13,600	13,600
Series 2000, 0.45%, LOC Bank of America NA, VRDN (b)(e)	9,000	9,000
		112,000
Maryland - 0.9%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 2%, LOC RBS Citizens NA, VRDN (b)	24,600	24,600
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	8,690	8,690
(Parlane Apts. Proj.) Series 2001 C, 0.2%, LOC Fannie Mae, VRDN (b)(e)	3,400	3,400
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.33%, LOC Bank of America NA, VRDN (b)	16,140	16,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Econ. Dev. Auth. Rev.: - continued
(United States Pharmacopeial Convention, Inc. Proj.) Series 2008 A, 0.14%, LOC Bank of America NA, VRDN (b)	$ 1,895	$ 1,895
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Howard County Gen. Hosp. Proj.) Series 2008, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,000	8,000
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.28%, LOC Wachovia Bank NA, VRDN (b)	28,300	28,300
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 1.4%, LOC Citizens Bank of Pennsylvania, VRDN (b)	22,300	22,300
Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (b)	20,250	20,250
Series 2008 C, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,000	5,000
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.34%, LOC Branch Banking & Trust Co., VRDN (b)	11,480	11,480
Series E, 0.5% 10/5/09, LOC Bank of America NA, CP	41,100	41,100
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	21,200	21,200
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series BA 08 1077, 0.54% (Liquidity Facility Bank of America NA) (b)(f)	5,055	5,055
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.33%, LOC Bank of America NA, VRDN (b)	7,900	7,900
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 0.35%, LOC Fannie Mae, VRDN (b)(e)	2,000	2,000
Univ. Sys. of Maryland Rev. Bonds Series 2003 A, 0.55%, tender 6/1/10 (b)	5,560	5,560
		232,870
Massachusetts - 1.3%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 36, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	11,835	11,835
Massachusetts Participating VRDN Series Clipper 06 11, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	59,605	59,605
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 1.25% tender 9/3/09, CP mode (e)	22,200	22,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 39, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	$ 11,000	$ 11,000
Series DCL 08 42, 0.6% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	3,000	3,000
Series 2001 B, 0.26% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	40,300	40,300
Series 2001 C, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	43,265	43,265
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Bentley College Proj.) Series K, 0.17%, LOC JPMorgan Chase Bank, VRDN (b)	13,800	13,800
(Northeastern Univ. Proj.) Series 2008 Q, 0.12%, LOC Bank of America NA, VRDN (b)	10,050	10,050
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 1.2% tender 9/3/09, CP mode	20,000	20,000
Series 1993 B, 1.98% tender 9/17/09, CP mode	17,250	17,250
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.39% (Liquidity Facility Citibank NA) (b)(f)	11,000	11,000
Series MS 30911, 0.35% (Liquidity Facility Morgan Stanley) (b)(f)	6,665	6,665
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 1.5% tender 9/17/09, CP mode (e)	1,000	1,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 C, 0.5% (Liquidity Facility Bayerische Landesbank), VRDN (b)	40,700	40,700
Series 2008 D, 0.5% (Liquidity Facility Bayerische Landesbank), VRDN (b)	6,700	6,700
		318,370
Michigan - 1.6%
Grand Valley Michigan State Univ. Rev. Series 2005, 0.24%, LOC Nat'l. City Bank Cleveland, VRDN (b)	19,570	19,570
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 1.62%, LOC RBS Citizens NA, VRDN (b)	44,200	44,200
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
Series 5, 0.55% 11/5/09, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	$ 6,640	$ 6,640
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.4% tender 10/6/09, CP mode	46,600	46,600
0.4% tender 10/26/09, CP mode	13,000	13,000
0.42% tender 11/3/09, CP mode	18,000	18,000
(Henry Ford Health Sys. Proj.) Series 2006 C, 1.62%, LOC RBS Citizens NA, VRDN (b)	27,500	27,500
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1988 A, 0.5% tender 10/6/09, LOC Landesbank Hessen-Thuringen, CP mode (e)	9,000	9,000
(Lexington Place Apts. Proj.) Series 1999 A, 0.36%, LOC Bank of America NA, VRDN (b)(e)	7,520	7,520
Michigan Muni. Bond Auth. Rev. RAN Series 2009 C3, 2.5% 8/20/10, LOC Bank of Nova Scotia, New York Agcy.	15,700	15,948
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Consumers Energy Co. Proj.) 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	11,000	11,000
(Orchestra Place Renewal Proj.) Series 2000, 0.35%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.85%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	147,250	147,250
Series 2008 E, 0.42%, LOC JPMorgan Chase Bank, VRDN (b)(e)	6,265	6,265
Series 2008 F, 0.34%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,000	7,000
		389,393
Minnesota - 0.5%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev. (Brentwood Hills Apts. Proj.) Series A, 0.4%, LOC Bank of America NA, VRDN (b)(e)	22,195	22,195
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.39%, LOC Fannie Mae, VRDN (b)(e)	6,125	6,125
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.42%, LOC Fannie Mae, VRDN (b)(e)	9,800	9,800
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.52%, LOC Bank of America NA, VRDN (b)(e)	3,710	3,710
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Hsg. Fin. Agcy. Participating VRDN:
Series Putters 1207, 0.52% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	$ 2,375	$ 2,375
Series Putters 1552, 0.52% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	1,460	1,460
Minnesota Office of Higher Ed. Series 2008 B, 0.36%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	9,300	9,300
Richfield Multi-family Hsg. Rev. (Lynwood Partners LLC Proj.) 0.44%, LOC Bank of America NA, VRDN (b)(e)	15,445	15,445
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A2, 0.18%, LOC Wells Fargo Bank NA, VRDN (b)	40,000	40,000
Saint Paul Hsg. & Redev. Auth. Rev. (River Pointe Lofts Proj.) Series 2007 A, 0.44%, LOC Bank of America NA, VRDN (b)(e)	16,885	16,885
		127,295
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 0.42%, LOC JPMorgan Chase Bank, VRDN (b)(e)	25,000	25,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.43%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Solar 06 0153, 0.29%, tender 9/8/09 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	6,210	6,210
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.33%, LOC Bank of America NA, VRDN (b)	12,000	12,000
Mississippi Gen. Oblig. Series 2007, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	24,200	24,200
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.56%, LOC Wachovia Bank NA, VRDN (b)(e)	7,700	7,700
		80,110
Missouri - 1.3%
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	12,700	12,700
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 0.39%, LOC Freddie Mac, VRDN (b)(e)	13,900	13,900
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.39%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,300	7,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN:
Series BBT 08 39, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	$ 10,000	$ 10,000
Series Putters 3546, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,300	11,300
(Lutheran High School Assoc. Proj.) Series 2002, 0.65%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,800	3,800
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds Series B, 0.3% tender 10/19/09, LOC Bank of Nova Scotia, New York Agcy., CP mode	13,000	13,000
Participating VRDN Series Putters 2587, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,955	7,955
(SSM Health Care Sys. Proj.) Series 2005 C2, 0.28%, LOC Bank of America NA, VRDN (b)	7,600	7,600
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 1990 B, 0.6%, LOC Bank of America NA, VRDN (b)(e)	35,300	35,300
Series 2008 A1, 0.45%, LOC Bank of America NA, VRDN (b)(e)	37,500	37,500
Series 2008 A2, 0.45%, LOC Bank of America NA, VRDN (b)(e)	105,700	105,700
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 0.54% (Liquidity Facility Bank of America NA) (b)(e)(f)	2,500	2,500
Series Putters 1208, 0.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	2,955	2,955
Series Putters 1514, 0.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	4,050	4,050
Saint Louis Gen. Fund Rev. TRAN 2% 6/30/10	18,400	18,612
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.35%, LOC Fannie Mae, VRDN (b)(e)	28,300	28,300
		322,472
Montana - 0.1%
Montana Board of Hsg. Participating VRDN:
Series Clipper 2006 2, 0.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	11,180	11,180
Series Merlots 02 A19, 0.37% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,040	2,040
		13,220
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 1.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.33% (Liquidity Facility Royal Bank of Canada), VRDN (b)	$ 53,600	$ 53,600
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.48%, LOC Bank of America NA, VRDN (b)(e)	8,600	8,600
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.13%, LOC JPMorgan Chase Bank, VRDN (b)	4,300	4,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Putters 1352, 0.47% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	4,605	4,605
Series 2001 E, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	10,090	10,090
Series 2002 F, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	13,935	13,935
Series 2003 B, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	7,860	7,860
Series 2003 E, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	6,580	6,580
Series 2004 B, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	3,925	3,925
Series 2004 G, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	7,355	7,355
Series 2005 B, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	12,280	12,280
Series 2005 D, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	16,675	16,675
Series 2006 B, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	15,415	15,415
Series 2006 G, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	8,805	8,805
Series 2007 B, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	34,945	34,945
Series 2007 D, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	1,410	1,410
Series 2007 F, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	24,225	24,225
Series 2007 H, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	46,760	46,760
Series 2008 D, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	12,500	12,500
Series 2008 H, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	13,805	13,805
Nebraska Pub. Pwr. District Rev. Series A, 0.3% 9/1/09, CP	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev.:
0.35% 9/8/09 (Liquidity Facility JPMorgan Chase Bank), CP	$ 14,000	$ 14,000
0.35% 9/8/09 (Liquidity Facility JPMorgan Chase Bank), CP	14,000	14,000
		345,670
Nevada - 3.4%
Clark County Arpt. Rev.:
Series 2008 C1, 0.8%, LOC Bayerische Landesbank, VRDN (b)(e)	104,300	104,300
Series 2008 C2, 0.6%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	56,050	56,050
Series 2008 C3, 0.8%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	64,550	64,550
Series 2008 D1, 0.8%, LOC Landesbank Baden-Wuert, VRDN (b)	15,800	15,800
Series 2008 D2, 0.8%, LOC Landesbank Baden-Wuert, VRDN (b)	65,205	65,205
Series 2008 D3, 0.8%, LOC Bayerische Landesbank, VRDN (b)	28,700	28,700
Clark County Fuel Tax:
Participating VRDN Series Putters 3158, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	32,110	32,110
Series 2008 A:
0.35% 9/10/09, LOC Bank of America NA, CP	15,000	15,000
0.47% 9/10/09, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
0.5% 9/10/09, LOC BNP Paribas SA, CP	2,400	2,400
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.42%, LOC Bank of America NA, VRDN (b)(e)	45,100	45,100
Series 2008 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)(e)	50,000	50,000
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 0.8%, LOC Bayerische Landesbank, VRDN (b)(e)	112,420	112,420
Series 2005 A2, 0.8%, LOC Bayerische Landesbank, VRDN (b)(e)	114,900	114,900
Clark County School District Participating VRDN Series BA 08 1153, 0.39% (Liquidity Facility Bank of America NA) (b)(f)	32,600	32,600
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 B, 0.4% 12/7/09, LOC Bank of Nova Scotia, New York Agcy., LOC Fortis Banque SA, CP	32,000	32,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Dept. of Bus. & Industry (LVE Energy Partners LLC Proj.) 0.47%, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	$ 29,700	$ 29,700
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.35%, LOC Fannie Mae, VRDN (b)(e)	7,410	7,410
Reno Cap. Impt. Rev. Series 2005 A, 0.3%, LOC Bank of America NA, VRDN (b)	13,500	13,500
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2009 A, 0.23%, LOC Wells Fargo Bank NA, VRDN (b)	5,500	5,500
		829,245
New Hampshire - 0.8%
Manchester Arpt. Rev. Series 2008, 0.7%, LOC RBS Citizens NA, VRDN (b)(e)	25,380	25,380
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 0.43%, LOC Wachovia Bank NA, VRDN (b)(e)	20,000	20,000
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.55%, LOC Bank of America NA, VRDN (b)(e)	4,200	4,200
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 1.6% tender 9/2/09, CP mode (e)	20,000	20,000
Series 1990 B:
1.98% tender 9/17/09, CP mode	10,000	10,000
1.99% tender 9/24/09, CP mode	40,600	40,600
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.32%, LOC Wachovia Bank NA, VRDN (b)	13,615	13,615
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.55%, LOC HSBC Bank USA, NA, VRDN (b)(e)	2,150	2,150
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev.:
(Lonza Biologics, Inc. Proj.) Series 2005, 0.51%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	25,000	25,000
(Lonza Biologies, Inc. Proj.) Series 1998, 0.51%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	20,000	20,000
New Hampshire Health & Ed. Facilities Auth. Rev. Participating VRDN 0.34% (Liquidity Facility Morgan Stanley) (b)(f)	7,000	7,000
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.35%, LOC Fannie Mae, VRDN (b)(e)	16,300	16,300
		204,245
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.8%
East Brunswick Township Gen. Oblig. BAN 3.5% 1/8/10	$ 9,246	$ 9,320
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2007, 0.11%, LOC Wells Fargo Bank NA, VRDN (b)(e)	9,000	9,000
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	146,300	148,624
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	6,240	6,240
Union County Gen. Oblig. BAN 1.75% 7/1/10	23,500	23,730
		196,914
New Mexico - 1.1%
New Mexico Edl. Assistance Foundation:
Series 2008 A1, 0.45%, LOC Bank of America NA, VRDN (b)(e)	193,000	193,000
Series 2008 A2, 0.36%, LOC Royal Bank of Canada, VRDN (b)(e)	37,000	37,000
Series 2008 A3, 0.38%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	41,275	41,275
Univ. of New Mexico Univ. Revs. Participating VRDN Series Putters 2533, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,990	9,990
		281,265
New York - 6.9%
Chautauqua County Indl. Dev. Agcy. Exempt Facility Rev. (NRG Dunkirk Pwr. Proj.) Series 2009, 0.25%, LOC Bank of America NA, VRDN (b)	3,500	3,500
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 0.12%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	21,100	21,100
Nassau Health Care Corp. Rev. Series 2009 D1, 0.15%, LOC JPMorgan Chase Bank, VRDN (b)	17,660	17,660
New York City Gen. Oblig.:
Participating VRDN Series Putters 3196, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,425	8,425
Series 1993 E5, 0.12%, LOC JPMorgan Chase Bank, VRDN (b)	5,085	5,085
Series 1994 A10, 0.11%, LOC JPMorgan Chase Bank, VRDN (b)	19,860	19,860
Series 1994 A7, 0.12%, LOC JPMorgan Chase Bank, VRDN (b)	3,300	3,300
Series 2004 H1, 0.12%, LOC Bank of New York, New York, VRDN (b)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2006 I4, 0.21%, LOC Bank of New York, New York, VRDN (b)	$ 25,800	$ 25,800
Series 2006 I8, 0.18%, LOC Bank of America NA, VRDN (b)	1,500	1,500
Series 2008 J11, 0.25% (Liquidity Facility KBC Bank NV), VRDN (b)	45,700	45,700
Series 2008 J7, 0.7%, LOC Landesbank Baden-Wuert, VRDN (b)	20,750	20,750
Series A10, 0.11%, LOC JPMorgan Chase Bank, VRDN (b)	8,400	8,400
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 1.15%, LOC RBS Citizens NA, VRDN (b)	45,235	45,235
(Granite Terrace Apts.) Series A, 0.3%, LOC Citibank NA, VRDN (b)(e)	4,060	4,060
(Intervale Gardens Apts.) Series A, 0.3%, LOC Citibank NA, VRDN (b)(e)	3,115	3,115
(Villa Avenue Apts. Proj.) Series 2006 A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	5,990	5,990
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(270 East Burnside Avenue Apts.) Series A, 0.15%, LOC Fannie Mae, VRDN (b)(e)	6,400	6,400
(Courtland Avenue Apts. Proj.) Series A, 0.2%, LOC Fannie Mae, VRDN (b)(e)	7,905	7,905
(Louis Nine Boulevard Apts. Proj.) Series A, 0.15%, LOC Fannie Mae, VRDN (b)(e)	7,300	7,300
(Morris Ave. Apts. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	14,700	14,700
(Related-Upper East Proj.) Series A, 0.37%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	10,000	10,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.35%, LOC Freddie Mac, VRDN (b)(e)	3,000	3,000
(State Renaissance Court Proj.) Series A, 0.28%, LOC Freddie Mac, VRDN (b)(e)	8,700	8,700
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	8,000	8,000
(One Columbus Place Dev. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	28,915	28,915
(West 43rd Street Proj.) Series 1999 A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
(West 61st Street Apts. Proj.) Series 2007 A, 0.2%, LOC Fannie Mae, VRDN (b)(e)	39,000	39,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(West End Towers Proj.) Series 2004 A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	$ 11,000	$ 11,000
(Westport Dev. Proj.) Series 2004 A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	61,000	61,000
Series 2001 A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	58,235	58,235
New York City Indl. Dev. Agcy. Civic Facility Rev. (American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.12%, LOC JPMorgan Chase Bank, VRDN (b)	8,500	8,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series Putters 2559, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,775	1,775
Series Putters 3156, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,280	13,280
Series Putters 3200, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,995	9,995
Series 2001 F1, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	18,500	18,500
New York City Transitional Fin. Auth. Rev.:
Series 2001 A, 0.18% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	24,300	24,300
Series 2003 C2, 0.12% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,900	2,900
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.24%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
Series 1999 A, 0.24%, LOC Fannie Mae, VRDN (b)(e)	52,850	52,850
(125 West 31st Street Proj.) Series 2005 A, 0.2%, LOC Fannie Mae, VRDN (b)(e)	20,000	20,000
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.24%, LOC Fannie Mae, VRDN (b)(e)	34,200	34,200
Series 2001 A, 0.26%, LOC Fannie Mae, VRDN (b)(e)	2,400	2,400
(1500 Lexington Avenue Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	18,125	18,125
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	20,000	20,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	8,100	8,100
(316 Eleventh Ave. Hsg. Proj.) Series A, 0.2%, LOC Fannie Mae, VRDN (b)(e)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(350 West 43rd Street Hsg. Proj.) Series 2001 A, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	$ 4,000	$ 4,000
(360 West 43rd Street Hsg. Proj.) Series A, 0.2%, LOC Fannie Mae, VRDN (b)(e)	25,400	25,400
(42nd and 10th Hsg. Proj.) Series 2008 A, 0.28%, LOC Landesbank Baden-Wuert, VRDN (b)	16,000	16,000
(455 West 37th Street Hsg. Proj.) Series A, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	15,000	15,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	105,400	105,400
(600 West 42nd St. Hsg. Proj.) Series 2009 A, 0.2%, LOC Bank of New York, New York, VRDN (b)	23,200	23,200
(600 West 42nd Street Hsg. Proj.) Series 2007 A, 0.25%, LOC Bank of New York, New York, VRDN (b)(e)	22,000	22,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 0.2%, LOC Fannie Mae, VRDN (b)(e)	34,500	34,500
Series 1999 A, 0.2%, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.28%, LOC Freddie Mac, VRDN (b)(e)	17,100	17,100
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.28%, LOC Freddie Mac, VRDN (b)(e)	7,100	7,100
(Biltmore Tower Hsg. Proj.) Series A, 0.2%, LOC Fannie Mae, VRDN (b)(e)	43,300	43,300
(Chelsea Apts. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	29,330	29,330
(Clinton Green North Hsg. Proj.) Series 2006 A, 0.2%, LOC Freddie Mac, VRDN (b)(e)	13,000	13,000
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.2%, LOC Freddie Mac, VRDN (b)(e)	11,000	11,000
(East 39th Street Hsg. Proj.):
Series 1999 A, 0.2%, LOC Fannie Mae, VRDN (b)(e)	10,700	10,700
Series 2000 A, 0.2%, LOC Fannie Mae, VRDN (b)(e)	31,500	31,500
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	11,000	11,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.25%, LOC Freddie Mac, VRDN (b)(e)	8,800	8,800
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	34,100	34,100
(South Cove Plaza Proj.) Series A, 0.3%, LOC Freddie Mac, VRDN (b)(e)	12,700	12,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.2%, LOC Freddie Mac, VRDN (b)(e)	$ 50,000	$ 50,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.2%, LOC Freddie Mac, VRDN (b)(e)	50,000	50,000
(Tribeca Park Proj.) Series 1997 A, 0.2%, LOC Fannie Mae, VRDN (b)(e)	28,800	28,800
(West 20th Street Proj.) Series A:
0.28%, LOC Fannie Mae, VRDN (b)(e)	25,800	25,800
0.28%, LOC Fannie Mae, VRDN (b)(e)	44,200	44,200
(West 23rd Street Hsg. Proj.) 0.24%, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(West 33rd Street Hsg. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	8,200	8,200
(West 38th Street Hsg. Proj.) Series A, 0.24%, LOC Fannie Mae, VRDN (b)(e)	29,200	29,200
(Worth Street Hsg. Proj.) Series A:
0.2%, LOC Fannie Mae, VRDN (b)(e)	24,600	24,600
0.2%, LOC Fannie Mae, VRDN (b)(e)	9,300	9,300
New York Hsg. Fin. Svc. Contract Rev. Series 2003 D, 0.22%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	14,100	14,100
New York Metropolitan Trans. Auth. Rev.:
RAN Series 2009, 2% 12/31/09	68,700	69,065
Series A, 0.42% 10/1/09, LOC ABN-AMRO Bank NV, CP	15,000	15,000
Series C, 0.45% 9/9/09, LOC ABN-AMRO Bank NV, CP	14,900	14,900
New York Pwr. Auth. Series 1, 0.57% 9/10/09, CP	28,000	28,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series Putters 3093, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,650	6,650
		1,691,905
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.41% (Liquidity Facility Citibank NA) (b)(e)(f)	151,450	151,450
Non State Specific - 0.1%
Missouri, Indiana and Texas Hsg. Authorities Participating VRDN Series Clipper 05 14, 0.54% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	17,799	17,799
North Carolina - 4.1%
Charlotte Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.33%, LOC Bank of America NA, VRDN (b)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Gen. Oblig. Series 2007, 0.33% (Liquidity Facility KBC Bank NV), VRDN (b)	$ 7,495	$ 7,495
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2004:
0.42% 10/27/09 (Liquidity Facility Wachovia Bank NA), CP	11,000	11,000
0.45% 11/12/09 (Liquidity Facility Wachovia Bank NA), CP	10,728	10,728
0.47% 11/12/09 (Liquidity Facility Wachovia Bank NA), CP	7,666	7,666
Series 2006 B, 0.28% (Liquidity Facility Wachovia Bank NA), VRDN (b)	37,000	37,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.67%, VRDN (b)(e)	20,000	20,000
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.32% (Liquidity Facility Bank of America NA), VRDN (b)	10,000	10,000
Mecklenburg County Multi-family Hsg. Rev. (Sycamore Green Apts. Proj.) 0.55%, LOC Bank of America NA, VRDN (b)(e)	6,040	6,040
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Mars Hill College Proj.) Series 2006, 0.28%, LOC Wachovia Bank NA, VRDN (b)	17,695	17,695
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series Putters 3334, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,500	5,500
Series Putters 4640, 0.4% (Liquidity Facility Deutsche Postbank AG) (b)(f)	15,585	15,585
(Duke Energy Corp. Proj.):
Series 2006 A, 0.55%, LOC Wachovia Bank NA, VRDN (b)(e)	58,800	58,800
Series 2006 B, 0.38%, LOC Wachovia Bank NA, VRDN (b)(e)	56,800	56,800
Series 2008 A, 0.33%, LOC Wells Fargo Bank NA, VRDN (b)(e)	22,700	22,700
Series 2008 B, 0.43%, LOC Wells Fargo Bank NA, VRDN (b)(e)	37,000	37,000
(Elon Univ. Proj.) Series 2006, 0.35%, LOC Bank of America NA, VRDN (b)	5,120	5,120
Series 2008 A, 0.37%, LOC Bank of America NA, VRDN (b)(e)	13,325	13,325
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series 2003 A, 0.28%, LOC Wachovia Bank NA, VRDN (b)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Edl. Facilities Fin. Agcy. Rev.:
(Duke Univ. Proj.) Series 1992 A, 0.18%, VRDN (b)	$ 11,700	$ 11,700
(Queens College Proj.) Series 1999 B, 0.33%, LOC Bank of America NA, VRDN (b)	750	750
North Carolina Gen. Oblig. Series 2002 E, 0.28% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	14,855	14,855
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Clipper 05 8, 0.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	17,155	17,155
Series Merlots 06 B12, 0.37% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	33,460	33,460
Series Putters 1553, 0.52% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	2,995	2,995
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series BA 08 1073, 0.54% (Liquidity Facility Bank of America NA) (b)(f)	9,760	9,760
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.54% (Liquidity Facility Bank of America NA) (b)(f)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.32%, LOC Branch Banking & Trust Co., VRDN (b)	76,000	76,000
Series 2008 A2, 0.32%, LOC Branch Banking & Trust Co., VRDN (b)	72,600	72,600
(Friends Homes, Inc. Proj.) Series 2003, 0.35%, LOC Bank of America NA, VRDN (b)	13,105	13,105
(Univ. Health Systems of Eastern Carolina) Series 2008 A2, 0.35%, LOC Bank of America NA, VRDN (b)	11,270	11,270
(Wake Forest Univ. Proj.):
Series 2008 C, 0.33%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Series 2008 D, 0.14%, LOC Bank of America NA, VRDN (b)	18,000	18,000
(WakeMed Proj.):
Series 2009 B, 0.28%, LOC Wachovia Bank NA, VRDN (b)	9,400	9,400
Series 2009 C, 0.28%, LOC Wachovia Bank NA, VRDN (b)	16,360	16,360
(Watauga Med. Ctr. Proj.) Series 2005, 0.28%, LOC Wachovia Bank NA, VRDN (b)	16,565	16,565
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Retirement Facilities Rev. (Carolina Village Proj.) Series 2008 B, 0.33%, LOC Wells Fargo Bank NA, VRDN (b)	$ 10,000	$ 10,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2008 2A1, 0.36%, LOC Royal Bank of Canada, VRDN (b)(e)	40,000	40,000
Series 2008 3A2, 0.45%, LOC Bank of America NA, VRDN (b)(e)	45,200	45,200
Series 2008 A2, 0.36%, LOC Royal Bank of Canada, VRDN (b)(e)	3,855	3,855
Series 2008-5, 0.45%, LOC Branch Banking & Trust Co., VRDN (b)(e)	16,400	16,400
Orange Wtr. & Swr. Auth. Series 2004 B, 0.33% (Liquidity Facility Bank of America NA), VRDN (b)	2,560	2,560
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.33%, LOC Branch Banking & Trust Co., VRDN (b)	4,300	4,300
Series 2008 B, 0.55%, LOC Branch Banking & Trust Co., VRDN (b)(e)	5,700	5,700
Raleigh Ctfs. of Prtn. Bonds (Governmental Facilities Proj.) Series 2008, 3% 11/25/09	14,000	14,055
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.58%, LOC Wachovia Bank NA, VRDN (b)(e)	5,700	5,700
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.38%, LOC Wachovia Bank NA, VRDN (b)(e)	30,855	30,855
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.58%, LOC Wachovia Bank NA, VRDN (b)(e)	4,300	4,300
Wake County Gen. Oblig. BAN Series 2008, 3.5% 10/15/09	109,400	109,633
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 0.29% (Liquidity Facility Branch Banking & Trust Co.), VRDN (b)	11,400	11,400
		1,003,387
North Dakota - 0.5%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.44%, LOC Bank of America NA, VRDN (b)(e)	58,000	58,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.52%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	3,305	3,305
North Dakota Hsg. Fin. Agcy. Rev. (Home Mtg. Fin. Prog.):
Series 2004 C, 0.34% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (b)(e)	17,170	17,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
North Dakota Hsg. Fin. Agcy. Rev. (Home Mtg. Fin. Prog.): - continued
Series 2005 A, 0.34% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	$ 19,600	$ 19,600
Series 2008 A, 0.34% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	13,700	13,700
		111,775
Ohio - 3.7%
American Muni. Pwr. Series 2008 A, 0.4% 9/24/09, LOC JPMorgan Chase Bank, CP	15,352	15,352
Cleveland Wtrwks. Rev. Series 2008 Q, 0.32%, LOC Bank of America NA, VRDN (b)	16,100	16,100
Columbus Gen. Oblig. Bonds Series 2005 D, 5% 12/15/09	4,000	4,045
Columbus Swr. Rev. Participating VRDN Series BBT 08 13, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,425	12,425
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.34%, LOC Bank of New York, New York, VRDN (b)	6,300	6,300
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 4% (Deutsche Post AG Guaranteed), VRDN (b)(e)	77,800	77,800
Series 2007 C, 4% (Deutsche Post AG Guaranteed), VRDN (b)(e)	72,800	72,800
Delaware Gen. Oblig. BAN (Swr. Sys. Impt. Proj.) 3.5% 12/9/09	15,000	15,091
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	5,300	5,300
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,115	6,115
Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	13,400	13,400
Series 2007 N, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	7,500	7,500
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	8,480	8,480
Kent State Univ. Revs. Series 2009, 0.12%, LOC JPMorgan Chase Bank, VRDN (b)	2,895	2,895
Lancaster Port Auth. Gas Rev. 0.32% (Liquidity Facility Royal Bank of Canada), VRDN (b)	50,100	50,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.) Series 2008 B, 0.23%, LOC UBS AG, VRDN (b)	$ 5,500	$ 5,500
(ProMedica Healthcare Oblig. Group Proj.) Series 2008 A, 0.25%, LOC UBS AG, VRDN (b)	8,350	8,350
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	13,750	13,750
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.7%, VRDN (b)	13,700	13,700
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,000	3,000
(FirstEnergy Corp. Proj.) Series A, 0.3%, LOC Barclays Bank PLC, VRDN (b)(e)	1,000	1,000
Ohio Higher Edl. Facility Commission Hosp. Rev.:
Series 2008 B5, 0.55% 12/1/09, CP	10,000	10,000
Series 2008 B6, 0.55% 12/1/09, CP	8,800	8,800
Ohio Higher Edl. Facility Commission Rev.:
Bonds:
(Cleveland Clinic Proj.) Series 2008 B6, 0.47% tender 2/9/10, CP mode	8,600	8,600
Series 2008 B5:
0.35% tender 10/15/09, CP mode	18,650	18,650
0.45% tender 1/6/10, CP mode	8,800	8,800
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.12%, VRDN (b)	3,000	3,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 D, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	24,100	24,100
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,800	12,800
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series Putters 1334, 0.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	1,905	1,905
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.36% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	26,500	26,500
Series 2005 B2, 0.33% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	8,575	8,575
Series 2005 F, 0.33% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	32,000	32,000
Series 2007 E, 0.31% (Liquidity Facility KBC Bank NV), VRDN (b)(e)	90,600	90,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Series H, 0.31% (Liquidity Facility KBC Bank NV), VRDN (b)(e)	$ 26,630	$ 26,630
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 2.1%, LOC RBS Citizens NA, VRDN (b)(e)	3,800	3,800
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 J, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	58,800	58,800
Series 2006 N, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	53,405	53,405
Series 2007 J, 0.39% (Liquidity Facility KBC Bank NV), VRDN (b)(e)	31,000	31,000
Series 2008 B, 0.35% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	10,400	10,400
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) 0.32%, LOC JPMorgan Chase Bank, VRDN (b)(e)	30,000	30,000
Ohio State Univ. Gen. Oblig. Series 2008 I, 0.3% 11/17/09, CP	20,000	20,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.47%, LOC Bank of America NA, VRDN (b)(e)	8,100	8,100
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series A, 0.31%, LOC Barclays Bank PLC, VRDN (b)(e)	7,000	7,000
Ohio Wtr. Dev. Auth. Rev. Bonds (Fresh Wtr. Impt. Proj.) Series 2009 A, 2% 12/1/09	8,195	8,224
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.39%, LOC JPMorgan Chase Bank, VRDN (b)	22,900	22,900
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 2%, LOC RBS Citizens NA, VRDN (b)	8,000	8,000
		901,592
Oklahoma - 0.8%
Oklahoma City Indl. and Cultural Facilities Trust Edl. Facility Rev. (Oklahoma City Univ. Proj.) Series 2006, 0.33%, LOC Bank of America NA, VRDN (b)	6,780	6,780
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.):
Series 2002 B, 0.41%, VRDN (b)(e)	2,500	2,500
Series 2002, 0.41%, VRDN (b)(e)	10,000	10,000
(Shawnee Fdg. LP Proj.) Series 1996, 0.43%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(e)	4,700	4,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 04 3, 0.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	$ 26,313	$ 26,313
Series Putters 1380, 0.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	7,360	7,360
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.45%, LOC Bank of America NA, VRDN (b)(e)	117,700	117,700
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.34%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	10,120	10,120
		185,473
Oregon - 1.4%
Clackamas County Hosp. Facility Auth. Bonds:
(Providence Health Sys. Proj.):
Series 2003 E, 0.5% tender 2/3/10, CP mode	14,000	14,000
Series F, 0.5% tender 2/4/10, CP mode	10,000	10,000
Series 2003 D, 0.35% tender 10/19/09, CP mode	12,500	12,500
Series 2003 E, 0.35% tender 10/2/09, CP mode	8,000	8,000
Medford Hosp. Facilities Auth. Rev. (Asante Health Sys. Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (b)	24,175	24,175
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.3%, LOC Bank of Scotland PLC, VRDN (b)	132,665	132,665
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.66%, LOC Nat'l. City Bank Cleveland, VRDN (b)(e)	2,780	2,780
Oregon Health and Science Univ. Spl. Rev.:
Series 2009 B1, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,000	9,000
Series 2009 B2, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,500	3,500
Oregon State Dept. of Administrative Svcs. Lottery Rev. Bonds:
Series 2009 A, 2% 4/1/10	13,095	13,202
Series 2009 C, 2% 4/1/10	12,080	12,178
Port of Portland Arpt. Rev. Series Eighteen A, 0.27%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	31,725	31,725
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 0.48%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,900	1,900
Portland Gen. Oblig. TAN (Fire and Police Disability and Retirement Fund Proj.) Series 2009, 2.5% 6/24/10	13,830	14,057
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.55%, LOC Bank of America NA, VRDN (b)(e)	$ 1,500	$ 1,500
(New Columbia - Trouton Proj.) 0.55%, LOC Bank of America NA, VRDN (b)(e)	6,220	6,220
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.43%, LOC Freddie Mac, VRDN (b)(e)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,000	10,000
Salem-Keizer School District #24J Participating VRDN Series WF 09 4Z, 0.27% (Liquidity Facility Wells Fargo & Co.) (b)(f)	13,895	13,895
		336,297
Pennsylvania - 4.6%
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,600	5,600
Bucks County Indl. Dev. Auth. Rev. Series 2007 B, 2.28%, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,815	3,815
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 0.31%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	90,550	90,550
Series 1998 A2, 0.6%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	12,805	12,805
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 1.78%, LOC Citizens Bank of Pennsylvania, VRDN (b)	23,640	23,640
Chester County Indl. Dev. Auth. Student Hsg. Rev. Bonds Series 2008 A, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburgh (b)	55,340	55,340
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.34%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	17,415	17,415
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.28%, LOC Bank of America NA, VRDN (b)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 1.45%, LOC Citizens Bank of Pennsylvania, VRDN (b)	19,400	19,400
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3462, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,245	11,245
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,300	7,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Exelon Generation Co. LLC Proj.) Series A, 0.22%, LOC BNP Paribas SA, VRDN (b)(e)	$ 12,000	$ 12,000
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,900	2,900
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 0.84%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,000	1,000
Lower Merion School District Series 2009 A, 0.23%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,000	5,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
(Archdiocese of Philadelphia Proj.) Series 2008 A, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	13,500	13,500
(Foulkeways at Gwynedd Proj.) Series 2006 B, 1.83%, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,630	12,630
(Gloria Dei Proj.) Series 2006, 1.78%, LOC Citizens Bank of Pennsylvania, VRDN (b)	16,085	16,085
(Haverford School Proj.) Series 2008, 0.8%, LOC Citizens Bank of Pennsylvania, VRDN (b)	32,345	32,345
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,000	5,000
(FirstEnergy Corp. Proj.) Series A, 0.39%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	21,200	21,200
(Shippingport Proj.) Series A, 0.39%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	13,800	13,800
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(AMC Delancey Traditions of Hershey Partners, LP Proj.) Series 2006, 3%, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	8,000	8,000
(Westrum Hanover, LP Proj.) Series 2004, 0.6%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)(e)	5,400	5,400
Series 1994 B3, 0.84%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	200	200
Series 1996 D5, 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,200	1,200
Series 1997 B1, 0.84%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	600	600
Series 1997 B4, 0.84%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	600	600
Series 1997 B8, 0.84%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	400	400
Series 1997 B9, 0.84%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	200	200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.44%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	$ 2,800	$ 2,800
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.28% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (b)	7,900	7,900
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.) Series 1986 A, 0.34%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	5,020	5,020
Pennsylvania Gen. Oblig.:
Bonds Second Series 2006, 5% 3/1/10	5,105	5,221
Participating VRDN:
Series Putters 3350, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,045	7,045
Series Putters 3352Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,200	2,200
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburg (b)	60,490	60,490
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.5%, tender 11/2/09, LOC Fed. Home Ln. Bank Pittsburg (b)	28,595	28,595
(Drexel Univ. Proj.) Series B, 0.42%, LOC Landesbank Hessen-Thuringen, VRDN (b)	17,665	17,665
(St. Joseph's Univ. Proj.) Series 2008 B, 0.8%, LOC Citizens Bank of Pennsylvania, VRDN (b)	27,500	27,500
(Thomas Jefferson Univ. Proj.) Series 2008 B, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	3,500	3,500
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1108, 0.54% (Liquidity Facility Bank of America NA) (b)(e)(f)	6,750	6,750
Series BA 08 1118, 0.54% (Liquidity Facility Bank of America NA) (b)(e)(f)	3,275	3,275
Series Putters 3212, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,030	9,030
Series 2002 74A, 0.6% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	21,900	21,900
Series 2002 75A, 0.6% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	21,900	21,900
Series 2003 77B, 0.45% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	14,975	14,975
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2003 77C, 0.45% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	$ 9,280	$ 9,280
Series 2003 79B, 0.6% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	20,900	20,900
Series 2004 81B, 0.45% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	8,975	8,975
Series 2004 81C, 0.45% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(e)	54,600	54,600
Series 2004 86B, 0.33% (Liquidity Facility Wachovia Bank NA), VRDN (b)(e)	17,160	17,160
Series 2004 86C, 0.33% (Liquidity Facility Wachovia Bank NA), VRDN (b)(e)	4,940	4,940
Series 2005 90C, 0.45% (Liquidity Facility PNC Bank NA, Pittsburgh), VRDN (b)(e)	6,000	6,000
Series 2006 92B, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(e)	12,600	12,600
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,035	5,035
Pennsylvania Pub. School Bldg. Auth. School Rev. (Harrisburg School District Proj.) Series 2009 D, 0.28%, LOC Wachovia Bank NA, VRDN (b)	24,950	24,950
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B2, 0.3%, LOC Bank of America NA, VRDN (b)	59,000	59,000
Series 2008 B3, 0.3%, LOC Bank of America NA, VRDN (b)	26,000	26,000
Series 2008 B5, 0.3%, LOC Bank of America NA, VRDN (b)	13,100	13,100
Philadelphia Arpt. Rev. Series 2005 C, 0.32%, LOC TD Banknorth, NA, VRDN (b)(e)	16,100	16,100
Philadelphia Auth. for Indl. Dev. Rev.:
(New Courtland Elder Svcs. Proj.) Series 2003, 0.15%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	9,875	9,875
(Philadelphia Museum of Art Proj.) Series 2008, 0.12%, LOC Wachovia Bank NA, VRDN (b)	6,420	6,420
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.26%, LOC Wachovia Bank NA, VRDN (b)	45,500	45,500
Eighth Series D, 0.33%, LOC Bank of America NA, VRDN (b)	18,000	18,000
Philadelphia Gen. Oblig. Series 2009 B, 0.28%, LOC Wachovia Bank NA, VRDN (b)	43,000	43,000
Philadelphia School District:
Series 2008 A1, 0.3%, LOC Bank of America NA, VRDN (b)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District: - continued
Series 2008 D1, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 5,195	$ 5,195
Series 2009 C, 0.22%, LOC TD Banknorth, NA, VRDN (b)	6,000	6,000
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.):
Series 2005 C, 0.28%, LOC Nat'l. City Bank Cleveland, VRDN (b)	15,480	15,480
Series A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,495	7,495
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 B, 1.62%, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,300	12,300
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,100	6,100
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.29%, LOC Wachovia Bank NA, VRDN (b)	4,400	4,400
Wilkes Barre Gen. Oblig. Series 2004 B, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,840	2,840
		1,126,681
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. 0.33% 9/9/09, CP	21,000	21,000
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 0.55%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	10,000	10,000
Series 2008 B2, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	20,000	20,000
Series 2008 B3, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	7,000	7,000
		63,000
South Carolina - 2.3%
Anderson County School District #5 Participating VRDN Series BA 08 1181, 0.54% (Liquidity Facility Bank of America NA) (b)(f)	14,650	14,650
Charleston Wtrwks. & Swr. Rev. Series 2006 B, 0.33% (Liquidity Facility Wachovia Bank NA), VRDN (b)	45,500	45,500
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.43%, VRDN (b)(e)	8,100	8,100
Greenville County School District Bonds Series 2009 A, 1.5% 6/1/10	24,295	24,479
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.28%, LOC Wachovia Bank NA, VRDN (b)	$ 41,900	$ 41,900
Lexington County and Richland County School District #5 Bonds Series 2009 A, 2% 3/1/10	18,740	18,888
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.57%, VRDN (b)	2,600	2,600
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2009 A, 1.5% 4/15/10	103,915	104,600
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.29% (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,125	2,125
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (b)	13,000	13,000
Series 2008 B, 0.33%, LOC Bank of America NA, VRDN (b)	32,665	32,665
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 0.58%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	1,100	1,100
(Carolina Piedmont Foundation Proj.) 0.38%, LOC Bank of America NA, VRDN (b)	5,635	5,635
(Giant Cement Holding, Inc. Proj.) 0.38%, LOC Citibank NA, VRDN (b)(e)	2,000	2,000
(Keys Printing Co. Proj.) 0.58%, LOC JPMorgan Chase Bank, VRDN (b)(e)	500	500
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.43%, LOC Wachovia Bank NA, VRDN (b)(e)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.55%, LOC Bank of America NA, VRDN (b)(e)	36,400	36,400
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series ROC II R 11426, 0.39% (Liquidity Facility Citibank NA) (b)(f)	33,000	33,000
Series ROC II R 11528, 0.39% (Liquidity Facility Citibank NA) (b)(f)	17,820	17,820
0.33% 9/4/09, CP	7,000	7,000
0.5% 10/5/09, CP	6,430	6,430
0.5% 10/5/09, CP	8,330	8,330
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.35%, LOC Bank of America NA, VRDN (b)	22,465	22,465
Series 2003 B2, 0.32%, LOC Branch Banking & Trust Co., VRDN (b)	38,875	38,875
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.1% tender 9/1/09, CP mode	$ 27,800	$ 27,800
York County School District #4 BAN Series 2008 A, 2.5% 10/1/09	26,400	26,428
		557,290
South Dakota - 0.2%
South Dakota Conservancy District Rev. BAN 2% 9/10/10	27,500	27,897
South Dakota Hsg. Dev. Auth.:
(Harmony Heights Proj.) Series 2001, 0.39%, LOC Fannie Mae, VRDN (b)(e)	6,500	6,500
(Homeownership Mtg. Proj.) Series 2003 F, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(e)	10,000	10,000
		44,397
Tennessee - 1.3%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 0.45%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,500	4,500
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2008, 0.14%, LOC Bank of America NA, VRDN (b)	9,000	9,000
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 0.55%, LOC Bank of America NA, VRDN (b)(e)	17,000	17,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.6%, LOC Landesbank Baden-Wuert, VRDN (b)	4,300	4,300
Series 2008 B, 0.6%, LOC Landesbank Baden-Wuert, VRDN (b)	4,000	4,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.6%, VRDN (b)(e)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.35%, LOC Rabobank Nederland, VRDN (b)(e)	42,100	42,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.34%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.41%, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.33%, LOC Bank of America NA, VRDN (b)	14,150	14,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.): - continued
Series 2004, 0.14%, LOC Bank of America NA, VRDN (b)	$ 30,100	$ 30,100
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 1.6%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	5,000	5,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	67,475	67,475
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.42%, LOC Branch Banking & Trust Co., VRDN (b)(e)	13,500	13,500
Shelby County Gen. Oblig. Series 2004 B, 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	15,400	15,400
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.29%, LOC Bank of America NA, VRDN (b)	14,450	14,450
Tennessee Gen. Oblig. Series A, 0.35% 9/10/09 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	17,000	17,000
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 0.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(f)	23,655	23,655
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 0.43%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
		323,230
Texas - 10.6%
Austin Util. Sys. Rev. Series A:
0.8% 9/2/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	76,683	76,683
0.8% 9/4/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	36,562	36,562
0.83% 9/28/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	22,530	22,530
0.85% 9/1/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	41,140	41,140
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.32%, LOC Citibank NA, VRDN (b)(e)	96,400	96,400
(Texas Utils. Energy Co. Proj.) Series 2002 A, 0.32%, LOC Citibank NA, VRDN (b)(e)	16,300	16,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.15%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 12,500	$ 12,500
Series 2002 A, 0.15%, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,500	12,500
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.53%, LOC HSBC Bank USA, NA, VRDN (b)(e)	6,250	6,250
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (Formosa Plastics Corp. Proj.) Series 1994, 0.36%, LOC Bank of America NA, VRDN (b)(e)	29,300	29,300
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.38%, LOC Bank of America NA, VRDN (b)(e)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 0.38%, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.55%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.38%, LOC Bank of America NA, VRDN (b)(e)	25,000	25,000
0.38%, LOC Bank of America NA, VRDN (b)(e)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	47,300	47,300
Series 2008, 0.45%, LOC Bank of America NA, VRDN (b)(e)	20,000	20,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.37%, LOC Fannie Mae, VRDN (b)(e)	5,900	5,900
Comal Independent School District Participating VRDN Series Merlots K10, 0.27% (Liquidity Facility Wachovia Bank NA) (b)(f)	12,895	12,895
Cypress-Fairbanks Independent School District:
Participating VRDN Series DB 597, 0.34% (Liquidity Facility Deutsche Bank AG) (b)(f)	7,490	7,490
TAN Series 2009, 1.5% 6/24/10	36,000	36,305
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series 2004 A1, 3.5% 11/1/09 (e)	2,000	2,003
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.37%, LOC Fannie Mae, VRDN (b)(e)	$ 7,580	$ 7,580
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.13%, LOC JPMorgan Chase Bank, VRDN (b)	8,500	8,500
Denton Independent School District Participating VRDN Series Putters 2603, 0.34% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,390	7,390
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 0.78%, LOC Harris NA, VRDN (b)(e)	4,200	4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 0.4% (Liquidity Facility Societe Generale) (b)(f)	4,000	4,000
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.49%, LOC Wells Fargo Bank NA, VRDN (b)(e)	10,000	10,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1992 B, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	35,200	35,200
Series 1993 B:
0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	15,000	15,000
0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	17,000	17,000
Series 1995 A, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(e)	46,700	46,700
Series 1995 B, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	26,000	26,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Series 1998 A, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	24,750	24,750
Series 2000 A, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	35,000	35,000
Gulf Coast Indl. Dev. Auth. 0.52%, LOC Wells Fargo Bank NA, VRDN (b)(e)	5,280	5,280
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 0.12% (BP PLC Guaranteed), VRDN (b)(e)	3,020	3,020
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP Global Pwr. Corp. Proj.) 0.12% (BP PLC Guaranteed), VRDN (b)(e)	7,300	7,300
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) Series 1994, 0.16%, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	9,800	9,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.):
Series 2004, 0.43% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	$ 15,000	$ 15,000
Series 2005, 0.43% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	19,000	19,000
(BP Prods. North America, Inc. Proj.) Series 2002, 0.12% (BP PLC Guaranteed), VRDN (b)(e)	5,030	5,030
(BP Products North America, Inc. Proj.) Series 2007, 0.12% (BP PLC Guaranteed), VRDN (b)(e)	24,200	24,200
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)(e)	23,700	23,700
Harlandale Independent School District Participating VRDN Series SGA 100, 0.43% (Liquidity Facility Societe Generale) (b)(f)	7,480	7,480
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.):
Series 2008 D1, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	7,500	7,500
Series 2008 D3, 0.95%, LOC Compass Bank, VRDN (b)	18,125	18,125
(YMCA of the Greater Houston Area Proj.) Series 2008 D, 0.45%, LOC Compass Bank, VRDN (b)	25,000	25,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.13%, LOC JPMorgan Chase Bank, VRDN (b)	8,400	8,400
Series 2008 B2, 0.95%, LOC Compass Bank, VRDN (b)	4,150	4,150
Harris County Gen. Oblig. Participating VRDN Series ROC II R 718 PB, 0.44% (Liquidity Facility Deutsche Postbank AG) (b)(f)	8,385	8,385
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2008 A, 1.55%, LOC Compass Bank, VRDN (b)	13,100	13,100
Series 2008 C, 0.3%, LOC Commerzbank AG, VRDN (b)	19,100	19,100
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) Series 2008 A2, 0.12%, VRDN (b)	4,100	4,100
(Seven Acres Jewish Sr. Care Svcs. Proj.) Series 2004, 0.39%, LOC JPMorgan Chase Bank, VRDN (b)	18,210	18,210
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.36%, LOC Fannie Mae, VRDN (b)(e)	6,815	6,815
(Louetta Village Apts. Proj.) 0.37%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.: - continued
(Primrose Aldine Bender Apt. Proj.) 0.4%, LOC Fannie Mae, VRDN (b)(e)	$ 12,340	$ 12,340
(Primrose at Bammel Apts. Proj.) 0.4%, LOC Fannie Mae, VRDN (b)(e)	8,480	8,480
(Quail Chase Apts. Proj.) Series 1999, 0.65%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	11,110	11,110
(Wellington Park Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	12,950	12,950
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2008, 0.32%, VRDN (b)(e)	94,000	94,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2006 B, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	23,080	23,080
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 0.35%, LOC Citibank NA, VRDN (b)(e)	9,800	9,800
(Little Nell Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	13,200	13,200
(Mayfair Park Apts. Proj.) 0.37%, LOC Fannie Mae, VRDN (b)(e)	5,900	5,900
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 0.42%, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,100	3,100
Houston Util. Sys. Rev.:
Participating VRDN:
Series EGL 07 0086, 0.79% (Liquidity Facility Citibank NA) (b)(f)	19,650	19,650
Series ROC II R 11133, 0.44% (Liquidity Facility Citibank NA) (b)(f)	15,210	15,210
Series ROC II R 11411, 0.44% (Liquidity Facility Citibank NA) (b)(f)	9,290	9,290
Series ROC II R 12267, 0.79% (Liquidity Facility Citibank NA) (b)(f)	16,795	16,795
Series 2008 A1, 0.33%, LOC Bank of America NA, VRDN (b)	25,000	25,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.45%, VRDN (b)(e)	12,600	12,600
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.34% (Liquidity Facility Deutsche Bank AG) (b)(f)	3,190	3,190
Lower Colorado River Auth. Rev. Series A, 0.5% 1/11/10 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.55%, LOC Bank of America NA, VRDN (b)(e)	$ 11,950	$ 11,950
Mansfield Independent School District Participating VRDN Series SGA 129. 0.43% (Liquidity Facility Societe Generale) (b)(f)	5,000	5,000
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 0.36%, LOC JPMorgan Chase Bank, VRDN (b)(e)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 0.8%, LOC Bank of America NA, VRDN (b)(e)	7,200	7,200
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.55%, LOC Bank of America NA, VRDN (b)(e)	42,000	42,000
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	7,820	7,820
North East Texas Independent School District Participating VRDN Series DCL 08 002, 0.6% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	11,395	11,395
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 2005 C, 0.45%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	98,800	98,800
Series 2007 A, 0.45%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	5,500	5,500
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.45%, VRDN (b)(e)	94,790	94,790
0.43%, VRDN (b)(e)	13,000	13,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2005, 0.22% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	10,700	10,700
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.45%, LOC Cr. Suisse Group, VRDN (b)(e)	46,500	46,500
0.45%, LOC Cr. Suisse Group, VRDN (b)(e)	50,000	50,000
Round Rock Independent School District Participating VRDN Series SGA 133, 0.43% (Liquidity Facility Societe Generale) (b)(f)	12,615	12,615
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.34% (Liquidity Facility Deutsche Bank AG) (b)(f)	8,310	8,310
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	5,350	5,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Participating VRDN:
Series MS 3064, 0.34% (Liquidity Facility Morgan Stanley) (b)(f)	$ 7,000	$ 7,000
Series 2003, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	675	675
Series A:
0.4% 9/10/09, CP	8,700	8,700
0.4% 12/3/09, CP	5,340	5,340
0.6% 9/3/09, CP	50,350	50,350
San Antonio Gen. Oblig. Series A, 0.48% 10/8/09, LOC Bank of America NA, CP	14,000	14,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.6%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.43%, LOC Wachovia Bank NA, VRDN (b)(e)	3,250	3,250
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 06 5 Class A, 0.39% (Liquidity Facility Citibank NA) (b)(f)	36,000	36,000
Series SG 02 159, 0.34% (Liquidity Facility Societe Generale) (b)(f)	22,500	22,500
Series 2001 A:
0.3% 9/3/09, CP	20,000	20,000
0.3% 9/3/09, CP	19,933	19,933
Spring Independent School District Participating VRDN Series DB 603, 0.34% (Liquidity Facility Deutsche Bank AG) (b)(f)	3,800	3,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008:
0.14%, LOC JPMorgan Chase Bank, VRDN (b)	2,385	2,385
0.28%, LOC JPMorgan Chase Bank, VRDN (b)	98,100	98,100
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.):
Series 2008 2, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	66,395	66,395
Series 2008 3, 1.25%, LOC Compass Bank, VRDN (b)	9,400	9,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C5, 1.25%, LOC Compass Bank, VRDN (b)	26,900	26,900
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	3,800	3,800
(Chisholm Trail Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	5,700	5,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.: - continued
(Pinnacle Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	$ 7,265	$ 7,265
(Post Oak East Apts. Proj.) Series A, 0.36%, LOC Fannie Mae, VRDN (b)(e)	8,000	8,000
(Residences at Sunset Pointe Proj.) 0.48%, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.37%, LOC Fannie Mae, VRDN (b)(e)	7,150	7,150
(Windshire Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev. Participating VRDN Series BA 1048, 0.39% (Liquidity Facility Bank of America NA) (b)(e)(f)	3,275	3,275
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series ROC II R 11215 WF, 0.41% (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	12,120	12,120
Texas Gen. Oblig.:
Bonds:
(College Student Ln. Prog.) Series 2004:
0.52%, tender 9/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	14,925	14,925
0.52%, tender 9/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	3,110	3,110
0.52%, tender 9/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	3,670	3,670
0.52%, tender 9/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	5,565	5,565
0.52%, tender 9/1/09 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	4,975	4,975
Series 2002, 5.5% 10/1/09	4,750	4,767
Series 2006 A, 5% 10/1/09	2,500	2,508
Participating VRDN:
Series DB 448, 0.37% (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	3,380	3,380
Series Putters 3478, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3479, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,325	11,325
Series Putters 3532, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,845	7,845
Series ROC II R 11087, 0.41% (Liquidity Facility Citibank NA) (b)(e)(f)	15,680	15,680
(Veterans Land Proj.) Series A, 0.27%, VRDN (b)(e)	27,075	27,075
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2002 A2:
0.32%, VRDN (b)(e)	$ 7,300	$ 7,300
0.32%, VRDN (b)(e)	11,650	11,650
Fund II Series 2005 B, 0.35% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	42,990	42,990
Fund II Series 2007 A, 0.35% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	15,600	15,600
TRAN Series 2009, 2.5% 8/31/10	75,000	76,511
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series Putters 3455, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,820	12,820
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 0.4%, LOC Fannie Mae, VRDN (b)(e)	4,985	4,985
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 1.25%, LOC Compass Bank, VRDN (b)	4,780	4,780
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 0.12% (BP PLC Guaranteed), VRDN (b)(e)	25,000	25,000
		2,602,067
Utah - 0.9%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.26%, LOC Wells Fargo Bank NA, VRDN (b)	1,900	1,900
Central Utah Wtr. Conservancy District Wtr. Rev. BAN Series 2009 A, 2% 7/22/10	9,000	9,063
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	10,000	10,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.35% 9/9/09 (Liquidity Facility Bank of Nova Scotia), CP	6,320	6,320
Series 1997 B2, 0.45% 10/8/09 (Liquidity Facility Bank of Nova Scotia), CP	26,200	26,200
Series 1998 B4:
0.35% 9/8/09 (Liquidity Facility JPMorgan Chase Bank), CP	25,000	25,000
0.35% 10/15/09 (Liquidity Facility JPMorgan Chase Bank), CP	23,500	23,500
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.32% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	13,015	13,015
Salt Lake City Sales Tax Rev. 0.35% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	8,915	8,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Board of Regents Student Ln. Rev. Series 2008 A, 0.43%, LOC Wells Fargo Bank NA, VRDN (b)(e)	$ 57,400	$ 57,400
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 0.37%, LOC Fannie Mae, VRDN (b)(e)	8,485	8,485
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series DCL 021, 0.6% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	35,130	35,130
		224,928
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Norwich Univ. Proj.) Series 2008, 1.4%, LOC RBS Citizens NA, VRDN (b)	53,200	53,200
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 0.6%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	12,300	12,300
		65,500
Virginia - 2.7%
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.14%, LOC Bank of America NA, VRDN (b)	4,500	4,500
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (b)(e)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.9%, LOC RBC Centura Bank, Rocky Mount, VRDN (b)(e)	14,335	14,335
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.):
Series 2008 B, 0.3%, LOC Banco Espirito Santo SA (BES), VRDN (b)(e)	94,900	94,900
Series 2008 C, 0.31%, LOC Nat'l. Australia Bank Ltd., VRDN (b)(e)	70,000	70,000
Series 2008 D, 0.33%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(e)	56,000	56,000
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)(e)	7,000	7,000
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	7,250	7,250
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.95% tender 10/7/09, CP mode (e)	13,200	13,200
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.43%, LOC Wachovia Bank NA, VRDN (b)(e)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.34%, LOC Fannie Mae, VRDN (b)(e)	$ 4,887	$ 4,887
Hampton Roads Sanitation District Wastewtr. Rev. Participating VRDN Series BBT 08 35, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,715	7,715
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.8%, LOC Landesbank Baden-Wuert, VRDN (b)	27,335	27,335
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.) Series 1994 B, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(e)	8,250	8,250
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.8%, LOC Landesbank Baden-Wuert, VRDN (b)	11,270	11,270
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 1.95% tender 10/7/09, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.43%, LOC Wachovia Bank NA, VRDN (b)(e)	6,420	6,420
Series 2006, 0.43%, LOC Wachovia Bank NA, VRDN (b)(e)	9,450	9,450
Series 2001, 0.43%, LOC Wachovia Bank NA, VRDN (b)(e)	6,650	6,650
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 11262, 0.39% (Liquidity Facility Citibank NA) (b)(f)	4,875	4,875
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.42%, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000	10,000
Virginia College Bldg. Auth. Edl. Facilities Rev.:
Bonds:
(21st Century College and Equip. Prog.) Series 2005 A, 5% 2/1/10	5,560	5,660
(Univ. of Richmond Proj.):
Series 2009 A, 0.8%, tender 3/1/10 (b)	10,500	10,500
Series 2009 B, 0.8%, tender 3/1/10 (b)	6,500	6,500
Participating VRDN Series Putters 3276, 0.32% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	4,060	4,060
Virginia Hsg. Dev. Auth.:
Bonds Series 2005 A5, 3.875% 1/1/10 (e)	6,100	6,157
Participating VRDN:
Series Merlots 06 B16, 0.37% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	11,385	11,385
Series Merlots 06 C3, 0.37% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	4,190	4,190
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1046, 0.54% (Liquidity Facility Bank of America NA) (b)(e)(f)	$ 36,960	$ 36,960
Series BA 1047, 0.54% (Liquidity Facility Bank of America NA) (b)(e)(f)	22,080	22,080
Series Merlots 06 07, 0.37% (Liquidity Facility Bank of New York, New York) (b)(e)(f)	1,115	1,115
Series Merlots 06 B18, 0.37% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	20,865	20,865
Series Merlots 06 B21, 0.37% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	8,285	8,285
Series Merlots 07 C42, 0.37% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	6,340	6,340
Series Merlots B20, 0.37% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	6,285	6,285
Series Putters 2904Z, 0.49% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,995	10,995
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.39% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series PT 4634, 0.4% (Liquidity Facility Deutsche Postbank AG) (b)(f)	11,990	11,990
Virginia Small Bus. Fing.:
(Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.28%, LOC Wachovia Bank NA, VRDN (b)	52,450	52,450
(Hampton Univ. Proj.) Series 2008 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	16,250	16,250
		665,979
Washington - 3.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 01 B1, 0.37% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	27,060	27,060
Energy Northwest Elec. Rev.:
Bonds (Columbia Generating Station Proj.) Series 2003 A, 5.5% 7/1/10	4,180	4,351
Participating VRDN:
Series Putters 256, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,800	2,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev.: - continued
Participating VRDN:
Series ROC II R 152, 0.39% (Liquidity Facility Citibank NA) (b)(f)	$ 6,695	$ 6,695
Everett Indl. Dev. Corp. Exempt Facilities Rev. 0.6%, VRDN (b)(e)	12,800	12,800
King County Gen. Oblig. Participating VRDN Series DB 598, 0.34% (Liquidity Facility Deutsche Bank AG) (b)(f)	3,535	3,535
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.55%, LOC Bank of America NA, VRDN (b)(e)	11,405	11,405
King County Swr. Rev. Series A, 0.4% 9/2/09 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	18,000	18,000
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.35%, LOC Bank of America NA, VRDN (b)	19,505	19,505
Port Bellingham Ind. Dev. Corp. Ind. Rev. (Sauder Woodcraft Corp. Proj.) 0.6%, LOC Bank of America NA, VRDN (b)(e)	590	590
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. (Atlantic Richfield Proj.) Series 2001, 0.12% (BP PLC Guaranteed), VRDN (b)(e)	4,800	4,800
Port of Seattle Gen. Oblig. Participating VRDN Series Floaters 2993, 0.39% (Liquidity Facility Morgan Stanley) (b)(e)(f)	10,000	10,000
Port of Seattle Rev.:
Participating VRDN:
Series Putters 2020, 0.69% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,475	7,475
Series Putters 2553Z, 0.69% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,135	5,135
Series 1997, 0.5%, LOC Fortis Banque SA, VRDN (b)(e)	17,000	17,000
Series 2001 A1, 0.45% 10/6/09, LOC Bank of America NA, CP	13,000	13,000
Series 2001 B1:
0.45% 10/8/09, LOC Bank of America NA, CP (e)	10,115	10,115
0.5% 10/8/09, LOC Bank of America NA, CP (e)	16,425	16,425
Series 2005, 0.54%, LOC Fortis Banque SA, VRDN (b)(e)	21,800	21,800
Series 2008, 0.5%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	190,715	190,715
Port of Tacoma Rev. Series 2008 B, 0.31%, LOC Bank of America NA, VRDN (b)	37,700	37,700
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 0.35%, LOC Bank of America NA, VRDN (b)	12,150	12,150
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 11144, 0.39% (Liquidity Facility Citibank NA) (b)(f)	11,760	11,760
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Snohomish County Pub. Util. District #1 Elec. Rev.:
Bonds Series 2009 A, 2% 5/26/10	$ 30,400	$ 30,723
RAN Series 2009 B, 2% 8/5/10	11,000	11,158
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.6%, LOC Bank of America NA, VRDN (b)(e)	2,300	2,300
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev.:
(Mount Ainstar Resort Proj.) Series 2003 C, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	17,895	17,895
(Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	7,300	7,300
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D:
0.38%, LOC JPMorgan Chase Bank, VRDN (b)(e)	8,000	8,000
0.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	9,000	9,000
Series E, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)(e)	15,000	15,000
Washington Gen. Oblig. Participating VRDN:
Series DB 599, 0.34% (Liquidity Facility Deutsche Bank AG) (b)(f)	4,930	4,930
Series DB 606, 0.34% (Liquidity Facility Deutsche Bank AG) (b)(f)	6,125	6,125
Series MS 3084, 0.34% (Liquidity Facility Morgan Stanley) (b)(f)	10,165	10,165
Series Putters 3501Z, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,660	11,660
Series Putters 3539, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000	10,000
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (b)	11,000	11,000
Series 2008 B, 0.32%, LOC Bank of America NA, VRDN (b)	23,880	23,880
(MultiCare Health Sys. Proj.) Series 2009 A, 0.23%, LOC Wells Fargo Bank NA, VRDN (b)	4,000	4,000
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	11,000	11,000
Washington Hsg. Fin. Commission Participating VRDN Series Putters 1335, 0.64% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	3,035	3,035
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 0.38%, LOC Fannie Mae, VRDN (b)(e)	$ 18,755	$ 18,755
(Ballard Landmark Inn Proj.) Series A, 0.34%, LOC Fannie Mae, VRDN (b)(e)	31,590	31,590
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.34%, LOC Wells Fargo Bank NA, VRDN (b)(e)	4,550	4,550
(Crestview Apts. Proj.) 0.36%, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 0.35%, LOC Fannie Mae, VRDN (b)(e)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.37%, LOC Bank of America NA, VRDN (b)(e)	11,750	11,750
(Gardens Univ. Village Apt. Proj.) Series A, 0.37%, LOC Bank of America NA, VRDN (b)(e)	53,900	53,900
(Highland Park Apts. Proj.) Series A, 0.37%, LOC Fannie Mae, VRDN (b)(e)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (b)(e)	20,790	20,790
(New Haven Apts. Proj.) Series A, 0.36%, LOC Fannie Mae, VRDN (b)(e)	14,630	14,630
(Pinehurst Apts. Proj.) Series A, 0.37%, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(Seaport Landing Retirement Proj.) Series A, 0.38%, LOC Bank of America NA, VRDN (b)(e)	9,880	9,880
(Silver Creek Apts. Proj.) Series A, 0.36%, LOC Fannie Mae, VRDN (b)(e)	8,150	8,150
(Terrace Sr. Apts. Proj.) Series A, 0.37%, LOC Fannie Mae, VRDN (b)(e)	8,520	8,520
(The Cambridge Apts. Proj.) Series 2005 A, 0.36%, LOC Fannie Mae, VRDN (b)(e)	10,120	10,120
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.35%, LOC Fannie Mae, VRDN (b)(e)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.37%, LOC Fannie Mae, VRDN (b)(e)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 0.37%, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
		946,697
West Virginia - 1.1%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.95% tender 10/7/09, CP mode (e)	7,400	7,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.47%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 8,420	$ 8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.33%, LOC Deutsche Bank AG, VRDN (b)(e)	9,230	9,230
Series 1990 B, 0.33%, LOC Deutsche Bank AG, VRDN (b)(e)	10,600	10,600
Series 1990 C, 0.33%, LOC Deutsche Bank AG, VRDN (b)(e)	900	900
Series 1990 D, 0.33%, LOC Deutsche Bank AG, VRDN (b)(e)	10,700	10,700
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.27%, LOC Royal Bank of Scotland PLC, VRDN (b)	13,330	13,330
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.33%, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	75,000	75,000
(Ohio Pwr. Co. - Mitchell Proj.) Series 2008 A, 0.27%, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	65,000	65,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 B, 0.18%, LOC JPMorgan Chase Bank, VRDN (b)	13,000	13,000
Series 2009 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	8,000	8,000
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 2.5% tender 9/1/09, LOC Dexia Cr. Local de France, CP mode (e)	40,260	40,260
		261,840
Wisconsin - 0.4%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 2.92%, LOC JPMorgan Chase Bank, VRDN (b)(e)	270	270
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 0.62%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,820	1,820
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 0.57%, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,260	1,260
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2009 A, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,870	4,870
Wisconsin Gen. Oblig. Participating VRDN Series Putters 2774, 0.54% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	10,425	10,425
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 A, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 15,000	$ 15,000
(Gundersen Lutheran Proj.):
Series 2009 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	17,000	17,000
Series 2009 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	13,000	13,000
Wisconsin Trans. Rev.:
Series 1997 A, 0.35% 9/3/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	19,149	19,149
Series 2006 A, 0.4% 10/1/09 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,065	14,065
		96,859
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. Series 1997 B, 0.12%, VRDN (b)(e)	7,060	7,060
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 A, 0.12%, VRDN (b)(e)	5,620	5,620
		12,680
	Shares
Other - 6.0%
Fidelity Municipal Cash Central Fund, 0.27% (c)(d)	1,467,028,134	1,467,028
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $24,409,429)		24,409,429
NET OTHER ASSETS - 0.5%		120,536
NET ASSETS - 100%		$ 24,529,965
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,310,000 or 0.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,460,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Illinois Fin. Auth. Rev. (Advocate Health Care Proj.) Series 2008 A2, 0.75%, tender 2/5/10	2/4/09	$ 14,460
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 9,631
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $22,942,401)	$ 22,942,401
Fidelity Central Funds (cost $1,467,028)	1,467,028
Total Investments (cost $24,409,429)		$ 24,409,429
Cash		2,757
Receivable for fund shares sold		452,221
Interest receivable		31,776
Distributions receivable from Fidelity Central Funds		357
Prepaid expenses		532
Other receivables		61
Total assets		24,897,133

Liabilities
Payable for investments purchased	$ 136,888
Payable for fund shares redeemed	217,927
Distributions payable	25
Accrued management fee	5,468
Other affiliated payables	6,355
Other payables and accrued expenses	505
Total liabilities		367,168

Net Assets		$ 24,529,965
Net Assets consist of:
Paid in capital		$ 24,529,896
Accumulated undistributed net realized gain (loss) on investments		69
Net Assets, for 24,525,106 shares outstanding		$ 24,529,965
Net Asset Value, offering price and redemption price per share ($24,529,965 ÷ 24,525,106 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Interest		$ 303,240
Income from Fidelity Central Funds		9,631
Total income		312,871

Expenses
Management fee	$ 68,774
Transfer agent fees	37,236
Accounting fees and expenses	1,441
Custodian fees and expenses	379
Independent trustees' compensation	92
Registration fees	671
Audit	121
Legal	72
Money Market Guarantee Program Fee	9,101
Miscellaneous	1,733
Total expenses before reductions	119,620
Expense reductions	(1,552)	118,068
Net investment income		194,803
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		55
Net increase in net assets resulting from operations		$ 194,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 194,803	$ 510,084
Net realized gain (loss)	55	3,070
Net increase in net assets resulting from operations	194,858	513,154
Distributions to shareholders from net investment income	(194,925)	(510,063)
Distributions to shareholders from net realized gain	(513)	(421)
Total distributions	(195,438)	(510,484)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	95,010,908	89,697,117
Net asset value of shares issued in exchange for the net assets of Fidelity Florida Municipal Money Market Fund (note 8)	-	1,129,224
Reinvestment of distributions	191,013	499,720
Cost of shares redeemed	(94,370,914)	(86,305,826)
Net increase (decrease) in net assets and shares resulting from share transactions	831,007	5,020,235
Total increase (decrease) in net assets	830,427	5,022,905

Net Assets
Beginning of period	23,699,538	18,676,633
End of period	$ 24,529,965	$ 23,699,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.024	.033	.028	.016
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.008	.024	.033	.028	.016
Distributions from net investment income	(.008)	(.024)	(.033)	(.028)	(.016)
Distributions from net realized gain	- D	- D	-	-	-
Total distributions	(.008)	(.024)	(.033)	(.028)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.77%	2.39%	3.33%	2.85%	1.66%
Ratios to Average Net Assets B, C
Expenses before reductions	.47%	.43%	.43%	.44%	.45%
Expenses net of fee waivers, if any	.47%	.43%	.43%	.44%	.45%
Expenses net of all reductions	.46%	.34%	.31%	.33%	.38%
Net investment income	.76%	2.32%	3.29%	2.81%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$ 24,530	$ 23,700	$ 18,677	$ 17,022	$ 16,498

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Fund. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Undistributed ordinary income	$ 128
Cost for federal income tax purposes	$ 24,409,429

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Tax-exempt Income	$ 194,925	$ 510,063
Long-term Capital Gains	513	421
Total	$ 195,438	$ 510,484

Annual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .27% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $155 and $1,397, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Fund's cash position may be significant during the period.

8. Merger Information.

On October 19, 2007 the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Florida Municipal Money Market Fund pursuant to an agreement and plan of reorganization approved by the shareholders of Fidelity Florida Municipal Money Market Fund on September 19, 2007. The acquisition was accomplished by an exchange of 1,129,224 shares of the Fund for 1,129,224 shares then outstanding (valued at $1.00 per share) of Fidelity Florida Municipal Money Market Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Florida Municipal Money Market Fund's net assets were combined with the Fund's net assets of $19,125,249 for total net assets after the acquisition of $20,254,645.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as President, Money Market Group Leader of FMR (2009-present), and as Executive Vice President of Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Morrison served as Senior Vice President, Money Market Group of FMR (2004-2009), Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2009, $14,198, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 59.04% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on August 14, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	9,583,779,895.38	94.819
Withheld	523,686,003.43	5.181
TOTAL	10,107,465,898.81	100.000
Albert R. Gamper, Jr.
Affirmative	9,621,757,111.25	95.195
Withheld	485,708,787.56	4.805
TOTAL	10,107,465,898.81	100.000
Abigail P. Johnson
Affirmative	9,594,120,338.40	94.921
Withheld	513,345,560.41	5.079
TOTAL	10,107,465,898.81	100.000
Arthur E. Johnson
Affirmative	9,602,636,903.42	95.005
Withheld	504,828,995.39	4.995
TOTAL	10,107,465,898.81	100.000
Michael E. Kenneally
Affirmative	9,633,484,325.02	95.311
Withheld	473,981,573.79	4.689
TOTAL	10,107,465,898.81	100.000
James H. Keyes
Affirmative	9,624,861,882.96	95.225
Withheld	482,604,015.85	4.775
TOTAL	10,107,465,898.81	100.000
Marie L. Knowles
Affirmative	9,619,833,803.55	95.176
Withheld	487,632,095.26	4.824
TOTAL	10,107,465,898.81	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	9,594,952,614.12	94.929
Withheld	512,513,284.69	5.071
TOTAL	10,107,465,898.81	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
  Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Research & Analysis Company

FIL Investment Advisors
(U.K.) Ltd.

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MMM-UANN-1009
1.790909.106

Item 2. Code of Ethics

As of the end of the period, August 31, 2009, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity AMT Tax-Free Money Fund, Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the "Funds"):

Services Billed by PwC

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity AMT Tax-Free Money Fund	$42,000	$-	$2,000	$3,800
Fidelity Arizona Municipal Money Market Fund	$37,000	$-	$2,000	$1,800
Fidelity Municipal Money Market Fund	$101,000	$-	$2,000	$20,800

August 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity AMT Tax-Free Money Fund	$40,000	$-	$2,000	$2,700
Fidelity Arizona Municipal Money Market Fund	$35,000	$-	$2,000	$1,100
Fidelity Municipal Money Market Fund	$76,000	$-	$7,500	$11,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2009A	August 31, 2008A
Audit-Related Fees	$3,015,000	$1,480,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$- B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2009 A	August 31, 2008 A
PwC	$3,905,000	$2,480,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2009